Filed with the Securities and Exchange Commission on July 28, 2000.

                                                               File No. 2-84021
                                                               File No. 811-3749

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 32
                                                      --

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 33
                                              --


                          Scudder State Tax Free Trust
                   -------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA   02110-4103
              ---------------------------------------  ----------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (6l7) 295-1000
                                                           --------------

                                  John Millette
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
             ------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

/___/    Immediately upon filing pursuant to paragraph (b)
/___/    60 days after filing pursuant to paragraph (a) (1)
/___/    75 days after filing pursuant to paragraph (a) (2)
/ X /    On August 1, 2000  pursuant to paragraph (b)
/___/    On __________________ pursuant to paragraph (a) (1)
/___/    On __________________ pursuant to paragraph (a) (2) of Rule 485.

         If Appropriate, check the following box:
/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                 SCUDDER
                                                                 INVESTMENTS(SM)
                                                                 [LOGO]

Scudder New York Tax Free Fund
Scudder California Tax Free Fund
Scudder Massachusetts Tax Free Fund

Supplement to Prospectus Dated August 1, 2000

On October 2, 2000, this prospectus will offer two classes of shares of each fund to provide investors with different purchase options. The two classes are:
Class S and Class AARP. Each class has its own important features and policies. In addition, as of August 1, 2000, all existing shares of Scudder Massachusetts Tax Free Fund and as of October 2, 2000, all existing shares of Scudder New York Tax Free Fund and Scudder California Tax Free Fund will be redesignated Class S shares of their respective funds. Class AARP shares have been especially designed for members of AARP.

From August 1, 2000 to October 2, 2000, the following information replaces the information in the "How Much Investors Pay" section on page 5 of the prospectus:

Scudder New York Tax Free Fund

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)                   None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                                          0.63%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                None
--------------------------------------------------------------------------------
Other Expenses*                                                         0.20%
                                                                     -----------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                         0.83%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

        1 Year              3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
         $85                  $265               $460               $1,025
--------------------------------------------------------------------------------

From August 1, 2000 to October 2, 2000, the following information replaces the information in the "How Much Investors Pay" section on page 9 of the prospectus:

Scudder California Tax Free Fund

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)                   None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                                          0.62%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                None
--------------------------------------------------------------------------------
Other Expenses*                                                         0.14%
                                                                     -----------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                         0.76%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

        1 Year              3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
         $78                  $243               $422                $942
--------------------------------------------------------------------------------



August 1, 2000

                                                                         SCUDDER
                                                                 INVESTMENTS(SM)
                                                                          [LOGO]


--------------------------------------------------------------------------------
BOND/TAX FREE
--------------------------------------------------------------------------------

Scudder State Tax
Free Funds

Class AARP and Class S Shares


Scudder New York
Tax Free Fund

Scudder California
Tax Free Fund

Scudder Massachusetts
Tax Free Fund



Prospectus
August 1, 2000

Class AARP is available for investment beginning October 2, 2000.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder State Tax Free Funds


                      How the funds work

                       2   Scudder New York Tax Free Fund

                       6   Scudder California Tax Free Fund

                      10   Scudder Massachusetts Tax Free Fund

                      14   Other Policies and Risks

                      15   Who Manages and Oversees the Funds

                      17   Financial Highlights


                      How to invest in the funds

                      20   How to Buy, Sell and Exchange
                           Class AARP Shares

                      22   How to Buy, Sell and Exchange
                           Class S Shares

                      24   Policies You Should Know About

                      28   Understanding Distributions and Taxes

How the funds work

These funds invest mainly in municipal bonds and other investments whose income is expected to be free from most taxes. Each fund is designed for investors who pay income tax in a particular state.

The funds use various strategies to manage risk and their share prices will fluctuate.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

This prospectus offers two classes of shares for each of the funds described. Class AARP shares have been created especially for AARP members and will become available for investment beginning October 2, 2000. Class S shares are available to all investors. Unless otherwise noted, all information in this prospectus applies to both classes.

You can find Scudder prospectuses on the Internet for Class AARP shares at aarp.scudder.com and for Class S shares at www.scudder.com.

--------------------------------------------------------------------------------
ticker symbol  |   Class S    SCYTX       fund number  |  Class AARP  142
                                                          Class S     042

Scudder New York Tax Free Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks income that is exempt from New York state and New York City personal income tax and regular federal income taxes. It does this by investing at least 80% of net assets in New York municipal securities. The fund does not consider bonds whose interest may be subject to the alternative minimum tax as municipal securities for purposes of this limitation.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include, to a limited extent, municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential, and prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it between 5.5 and 9.5 years. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices or securities), the managers don't intend to use them as principal investments.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Credit Quality Policies

This fund normally invests at least 75% of total assets in securities that are of the top four grades of credit quality, or else are issued or guaranteed by the U.S. government.

The fund could put up to 25% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

                       2 | Scudder New York Tax Free Fund

--------------------------------------------------------------------------------
[ICON] New York taxpayers who are in a moderate to high tax bracket and who are looking for current income may want to consider this fund.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt fund performance. This risk is greater with junk bonds. The fact that the fund is not diversified and invests primarily in securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect portfolio securities. For example, a downturn in the financial industry could bring on a fiscal crisis in New York, which has experienced such crises before.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o        some derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o political or legal actions could change the way the fund's dividends are taxed

                       3 | Scudder New York Tax Free Fund

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the total returns of the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund's Class S shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


--------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                Class S
--------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

               '90          4.28
               '91         14.41
               '92         10.22
               '93         12.92
               '94         -7.19
               '95         17.94
               '96          3.28
               '97          9.89
               '98          5.86
               '99         -2.82

2000 Total Return as of June 30: 3.87%
Best Quarter: 7.18%, Q1 1995      Worst Quarter: -6.50%, Q1 1994


------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/99
------------------------------------------------------------------------

                                      1 Year      5 Years    10 Years
------------------------------------------------------------------------
Fund -- Class S*                      -2.82        6.61        6.62
------------------------------------------------------------------------
Index                                 -2.06        6.91        6.89
------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.

* Performance for Class AARP shares is not provided because this class does not have a full calendar year of performance.


                       4 | Scudder New York Tax Free Fund

How Much Investors Pay

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

------------------------------------------------------------------------
Fee Table
------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)          None
------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------
Management Fee                                                 0.63%
--------------------------------------------------------------------------
Distribution (12b-1) Fee                                       None
--------------------------------------------------------------------------
Other Expenses*                                                0.15%
                                                            ------------
--------------------------------------------------------------------------
Total Annual Operating Expenses                                0.78%
--------------------------------------------------------------------------

*        Includes a fixed rate administrative fee of 0.15%.

Information in the table has been restated to reflect a new fixed rate administrative fee.

------------------------------------------------------------------------
Expense Example
------------------------------------------------------------------------

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

      1 Year           3 Years           5 Years          10 Years
------------------------------------------------------------------------
       $80               $249             $433              $966
------------------------------------------------------------------------

                       5 | Scudder New York Tax Free Fund

--------------------------------------------------------------------------------
ticker symbol  |  Class S      SCTFX          fund number  |  Class AARP  143
                                                              Class S     043

Scudder California Tax Free Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks income that is exempt from California personal and regular federal income taxes. It does this by investing at least 80% of net assets in California municipal securities.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include, to a limited extent, municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential, and prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it between 5.5 and 9.5 years. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices or securities), the managers don't intend to use them as principal investments.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Credit Quality Policies

This fund normally invests at least 75% of total assets in securities that are of the top four grades of credit quality, or else are issued or guaranteed by the U.S. government.

The fund could put up to 25% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

                      6 | Scudder California Tax Free Fund

--------------------------------------------------------------------------------
[ICON] California taxpayers who are in a moderate to high tax bracket and who are looking for current income may want to consider this fund.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt fund performance. This risk is greater with junk bonds. The fact that the fund invests primarily in securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect portfolio securities. For example, California residents' high sensitivity to taxes could make it hard to raise taxes in order to meet obligations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o        some derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o political or legal actions could change the way the fund's dividends are taxed

                      7 | Scudder California Tax Free Fund

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the total returns of the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund's Class S shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


--------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                Class S
--------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

               '90          6.37
               '91         12.70
               '92          9.39
               '93         13.81
               '94         -7.27
               '95         18.93
               '96          3.56
               '97         10.21
               '98          6.02
               '99         -2.85

2000 Total Return as of June 30: 4.98%
Best Quarter: 7.60%, Q1 1995      Worst Quarter: -6.54%, Q1 1994


------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/99
------------------------------------------------------------------------

                                      1 Year      5 Years    10 Years
------------------------------------------------------------------------
Fund-- Class S*                       -2.85        6.93        6.82
------------------------------------------------------------------------
Index                                 -2.06        6.91        6.89
------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.

* Performance for Class AARP shares is not provided because this class does not have a full calendar year of performance.


                      8 | Scudder California Tax Free Fund

How Much Investors Pay

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

------------------------------------------------------------------------
Fee Table
------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)          None
------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------
Management Fee                                                 0.62%
------------------------------------------------------------------------
Distribution (12b-1) Fee                                       None
------------------------------------------------------------------------
Other Expenses*                                                0.15%
                                                            ------------
------------------------------------------------------------------------
Total Annual Operating Expenses                                0.77%
------------------------------------------------------------------------

*    Includes a fixed rate administrative fee of 0.15%.

Information in the table has been restated to reflect a new fixed rate administrative fee.

------------------------------------------------------------------------
Expense Example
------------------------------------------------------------------------

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

      1 Year           3 Years           5 Years          10 Years
------------------------------------------------------------------------
       $79               $246             $428              $954
------------------------------------------------------------------------

                      9 | Scudder California Tax Free Fund

--------------------------------------------------------------------------------
ticker symbol  |  Class S     SCMAX             fund number  |  Class AARP  112
                                                                Class S     012

Scudder Massachusetts Tax Free Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks income that is exempt from Massachusetts personal and regular federal income taxes. It does this by investing at least 80% of net assets in Massachusetts municipal securities.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include, to a limited extent, municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential, and prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it between 5.5 and 9.5 years. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices or securities), the managers don't intend to use them as principal investments.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Credit Quality Policies

This fund normally invests at least 75% of net assets in municipal securities of the top four grades of credit quality.

The fund could put up to 25% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

                    10 | Scudder Massachusetts Tax Free Fund

--------------------------------------------------------------------------------
[ICON] Massachusetts taxpayers who are in a moderate to high tax bracket and who are looking for current income may want to consider this fund.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt fund performance. This risk is greater with junk bonds. The fact that the fund is not diversified and invests primarily in securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect portfolio securities. For example, the state's technology or biotech industries could experience a downturn or fail to develop as expected, hurting the local economy.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o        some derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o political or legal actions could change the way the fund's dividends are taxed

                    11 | Scudder Massachusetts Tax Free Fund

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the total returns of the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund's Class S shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year               Class S
------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

               '90            6.33
               '91           12.24
               '92           10.84
               '93           14.28
               '94           -6.19
               '95           17.90
               '96            4.07
               '97            8.54
               '98            6.20
               '99           -2.28

2000 Total Return as of June 30: 3.73%
Best Quarter: 7.48%, Q1 1995      Worst Quarter: -6.08%, Q1 1994


------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/99
------------------------------------------------------------------------

                                      1 Year      5 Years    10 Years
------------------------------------------------------------------------
Fund-- Class S*                       -2.28        6.69        6.96
------------------------------------------------------------------------
Index                                 -2.06        6.91        6.89
------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.

* Performance for Class AARP shares is not provided because this class does not have a full calendar year of performance.

In the chart and the table, total returns for 1990 through 1996 would have been lower if operating expenses hadn't been reduced.


                    12 | Scudder Massachusetts Tax Free Fund

How Much Investors Pay

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

------------------------------------------------------------------------
Fee Table
------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)          None
------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------
Management Fee                                                 0.59%
------------------------------------------------------------------------
Distribution (12b-1) Fee                                       None
------------------------------------------------------------------------
Other Expenses*                                                0.15%
                                                            ------------
------------------------------------------------------------------------
Total Annual Operating Expenses                                0.74%
------------------------------------------------------------------------

*        Includes a fixed rate administrative fee of 0.15%.

Information in the table has been restated to reflect a new fixed rate administrative fee.

------------------------------------------------------------------------
Expense Example
------------------------------------------------------------------------

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.


      1 Year           3 Years           5 Years          10 Years
------------------------------------------------------------------------
       $76               $237             $411              $918
------------------------------------------------------------------------


                    13 | Scudder Massachusetts Tax Free Fund

Other Policies and Risks

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval. However, the policy of investing at least 80% of net assets in municipal securities for each fund cannot be changed without shareholder approval.

o As a temporary defensive measure, any of these funds could shift up to 100% of their assets into investments such as taxable money market securities. This could prevent losses, but would mean that the funds were not pursuing their goals.

o Scudder Kemper measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality changes, the security will usually be sold unless the adviser believes this would not be in the shareholders' best interests.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

                          14 | Other Policies and Risks

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the funds, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Funds

The investment adviser

The funds' investment adviser is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of each fund's average daily net assets.


Fund Name                                                   Fee Paid
--------------------------------------------------------------------------------
Scudder New York Tax Free Fund                               0.63%
--------------------------------------------------------------------------------
Scudder California Tax Free Fund                             0.62%
--------------------------------------------------------------------------------
Scudder Massachusetts Tax Free Fund                          0.60%
--------------------------------------------------------------------------------

Scudder Kemper has agreed to pay a fee to AARP and/or its affiliates in return for services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by Scudder Kemper. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter.


                     15 | Who Manages and Oversees the Funds

The portfolio managers

The following people handle the day-to-day management of each fund in this prospectus.

Scudder New York Tax Free Fund            Scudder Massachusetts Tax Free Fund

  Ashton P. Goodfield                       Philip G. Condon
  Lead Portfolio Manager                    Lead Portfolio Manager
    o Began investment career in 1986          o Began investment career in 1978
    o Joined the adviser in 1986               o Joined the adviser in 1983
    o Joined the fund team in 1999             o Joined the fund team in 1989

  Eleanor R. Brennan                        Rebecca L. Wilson
    o Began investment career in 1986         o Began investment career in 1986
    o Joined the adviser in 1995              o Joined the adviser in 1986
    o Joined the fund team in 1999            o Joined the fund team in 1999

Scudder California Tax Free Fund

  Eleanor R. Brennan
  Co-Lead Portfolio Manager
    o Began investment career in 1986
    o Joined the adviser in 1995
    o Joined the fund team in 1999

  Philip G. Condon
  Co-Lead Portfolio Manager
    o Began investment career in 1978
    o Joined the adviser in 1983
    o Joined the fund team in 1989

The Board

A mutual fund's Board is responsible for the general oversight of each fund's business. A majority of the Board is not affiliated with Scudder Kemper. The independent members have primary responsibility for assuring that each fund is managed in the best interests of its shareholders. The following people comprise each fund's Board.


Trustees

  Linda C. Coughlin                            Keith R. Fox
    o Managing Director, Scudder Kemper           o General Partner, The Exeter Group
      Investments, Inc.                           of Funds
    o President of the fund
                                               Joan E. Spero
  Henry P. Becton, Jr.                            o President, Doris Duke Charitable
    o President, WGBH Educational Foundation        Foundation

  Dawn-Marie Driscoll                          Jean Gleason Stromberg
    o Executive Fellow, Center for Business       o Consultant
      Ethics, Bentley College
    o President, Driscoll Associates           Jean C. Tempel
     (consulting firm)                            o Managing Director, First Light
                                                  Capital (venture capital firm)
  Edgar R. Fiedler
    o Senior Fellow and Economic Counsellor,   Steven Zaleznick
      The Conference Board, Inc.                 o President and Chief Executive
                                                   Officer, AARP Services, Inc.

                     16 | Who Manages and Oversees the Funds

Financial Highlights

These tables are designed to help you understand each fund's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Because Class AARP shares are not available until October 2, 2000, there is no financial data for these shares as of the date of this prospectus.


Scudder New York Tax Free Fund-- Class S

-------------------------------------------------------------------------------------
Years Ended March 31,                      2000     1999     1998     1997    1996
-------------------------------------------------------------------------------------
Net asset value, beginning of period      $11.37  $11.27   $10.63   $10.67   $10.38
                                          -------------------------------------------
-------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------
  Net investment income                       .51      .51      .51     .53       .53
-------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions          (.60)     .10      .66    (.03)      .29
                                          -------------------------------------------
-------------------------------------------------------------------------------------
  Total from investment operations          (.09)     .61     1.17      .50      .82
-------------------------------------------------------------------------------------
Less distributions from:
-------------------------------------------------------------------------------------
  Net investment income                     (.51)    (.51)    (.51)    (.53)    (.53)
-------------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                                --       --     (.02)    (.01)       --
                                          -------------------------------------------
-------------------------------------------------------------------------------------
  Total distributions                       (.51)   (.51)    (.53)    (.54)    (.53)
-------------------------------------------------------------------------------------
Net asset value, end of period            $10.77  $11.37   $11.27   $10.63   $10.67
                                          -------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%)                            (.74)    5.46    11.20     4.76     7.95
-------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($ millions)        174     212      196      181      192
-------------------------------------------------------------------------------------
Ratio of expenses (%)                         .83     .82      .83      .83      .82
-------------------------------------------------------------------------------------
Ratio of net investment income (%)           4.67    4.45     4.65     4.95     4.91
-------------------------------------------------------------------------------------
Portfolio turnover rate (%)                    25      45       29       71       81
-------------------------------------------------------------------------------------

                            17 | Financial Highlights


Scudder California Tax Free Fund -- Class S

-------------------------------------------------------------------------------------
Years Ended March 31,                      2000     1999     1998     1997    1996
-------------------------------------------------------------------------------------
Net asset value, beginning of period      $11.18  $11.06   $10.39   $10.36   $10.07
                                          -------------------------------------------
-------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------
  Net investment income                       .51     .51      .52      .52      .51
-------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions          (.53)    .12      .69      .04      .29
                                          -------------------------------------------
-------------------------------------------------------------------------------------
  Total from investment operations          (.02)     .63     1.21      .56      .80
-------------------------------------------------------------------------------------
Less distributions from:
-------------------------------------------------------------------------------------
  Net investment income                     (.51)   (.51)    (.52)    (.52)    (.51)
-------------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                              (.01)     --     (.02)    (.01)      --
                                          -------------------------------------------
-------------------------------------------------------------------------------------
  Total distributions                       (.52)   (.51)    (.54)    (.53)    (.51)
-------------------------------------------------------------------------------------
Net asset value, end of period            $10.64  $11.18   $11.06   $10.39   $10.36
                                          -------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%)                            (.21)    5.78    11.85     5.44     8.01
-------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($ millions)       309      340      324      289      293
-------------------------------------------------------------------------------------
Ratio of expenses (%)                        .76      .76      .78      .78      .77
-------------------------------------------------------------------------------------
Ratio of net investment income (%)          4.78     4.55     4.79     4.98     4.88
-------------------------------------------------------------------------------------
Portfolio turnover rate (%)                   40       41       22       71       49
-------------------------------------------------------------------------------------


Scudder Massachusetts Tax Free Fund -- Class S

-------------------------------------------------------------------------------------
Years ended March 31,                      2000     1999    1998     1997     1996
-------------------------------------------------------------------------------------
Net asset value, beginning of period     $14.35   $14.34   $13.72  $13.70   $13.33
                                         --------------------------------------------
-------------------------------------------------------------------------------------
Income (loss) from investment operations:
-------------------------------------------------------------------------------------
  Net investment income                      .69      .69      .70     .70      .72
-------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions        (.72)      .06      .62     .02      .37
                                         --------------------------------------------
-------------------------------------------------------------------------------------
  Total from investment operations         (.03)      .75     1.32     .72     1.09
-------------------------------------------------------------------------------------
Less distributions from:
-------------------------------------------------------------------------------------
  Net investment income                    (.69)    (.69)    (.70)   (.70)    (.72)
-------------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                             (.02)    (.05)      --      --       --
                                         --------------------------------------------
-------------------------------------------------------------------------------------
  Total distributions                      (.71)    (.74)    (.70)   (.70)    (.72)
-------------------------------------------------------------------------------------
Net asset value, end of period           $13.61   $14.35   $14.34  $13.72   $13.70
                                         --------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (a)                       (.13)     5.29     9.82    5.39  8.28(a)
-------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($ millions)      375       420      374     330      314
-------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                              .74       .73      .76     .76      .76
-------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                              .74       .73      .76     .76      .75
-------------------------------------------------------------------------------------
Ratio of net investment income (%)         5.03      4.76     4.97    5.12     5.23
Portfolio turnover rate (%)                  39        11        8      12       21
-------------------------------------------------------------------------------------

(a) Total returns would have been lower had certain expenses not been reduced.


                            18 | Financial Highlights

How to invest in the funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

As noted earlier, there are two classes of shares of each fund available through this prospectus. The instructions for buying and selling each class are slightly different.

Instructions for buying and selling Class AARP shares, which have been created especially for AARP members, are found on the next two pages. These are followed by instructions for buying and selling Class S shares. Be sure to use the appropriate table when placing any orders to buy, exchange or sell shares in your account.


How to Buy, Sell and Exchange Class AARP Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The AARP Investment Program."

-------------------------------------------------------------------------------------
Class AARP         First investment                 Additional investments
-------------------------------------------------------------------------------------
                   $1,000 or more for regular       $50 or more with an Automatic
                   accounts                         Investment Plan, Payroll
                                                    Deduction or Direct Deposit
                   $500 or more for IRAs
-------------------------------------------------------------------------------------
By mail            o For enrollment forms, call     Send a personalized investment
                     1-800-253-2277                 slip or short note that
                                                    includes:
                   o Fill out and sign an
                     enrollment form                o fund and class name

                   o Send it to us at the           o account number
                     appropriate address, along
                     with an investment check       o check payable to "The AARP
                                                      Investment Program"
-------------------------------------------------------------------------------------
By wire            o Call 1-800-253-2277 for        o Call 1-800-253-2277 for
                     instructions                     instructions
-------------------------------------------------------------------------------------
By phone           --                               o Call 1-800-253-2277 for
                                                      instructions
-------------------------------------------------------------------------------------
With an automatic  o Fill in the information        o To set up regular investments
investment plan      required on your enrollment      from a bank checking account,
                     form and include a voided check  call 1-800-253-2277
                                                      (minimum $50)
-------------------------------------------------------------------------------------
Payroll Deduction  o Select either of these         o Once you specify a dollar
or Direct            options on your enrollment       amount (minimum $50),
Deposit              form and submit it. You will     investments are automatic.
                     receivefurther instructions
                     by mail.
-------------------------------------------------------------------------------------
Using QuickBuy     --                               o Call 1-800-253-2277
-------------------------------------------------------------------------------------
On the Internet    o Go to "services and forms -    o Call 1-800-253-2277 to ensure
                     How to Open an Account" at       you have electronic services
                     aarp.scudder.com
                                                    o Register at aarp.scudder.com
                   o Print out a prospectus and an
                     enrollment form                o Follow the instructions for
                                                      buying shares with money from
                   o Complete and return the          your bank account
                     enrollment form with your
                     check
-------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
[ICON]   Regular mail:
         The AARP Investment Program, PO Box 2540, Boston, MA 02208-2540

         Express, registered or certified mail:
         The AARP Investment Program, 66 Brooks Drive, Braintree, 02184-3839

         Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------



              20 | How to Buy, Sell and Exchange Class AARP Shares


Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.


-------------------------------------------------------------------------------------
Class AARP         Exchanging into another fund     Selling shares
-------------------------------------------------------------------------------------
                   $1,000 or more to open a new     Some transactions, including
                   account ($500 or more for IRAs)  most for over $100,000, can only be ordered in writing; if
                                                    you're in doubt, see page 26
-------------------------------------------------------------------------------------
By phone           o Call 1-800-253-2277 for        o Call 1-800-253-2277 for
                     instructions                     instructions
-------------------------------------------------------------------------------------
Using Easy-Access  o Call 1-800- 631-4636 and       o Call 1-800-631-4636 and
Line                 follow the instructions          follow the instructions
-------------------------------------------------------------------------------------
By mail or fax     Your instructions should         Your instructions should
(see previous      include:                         include:
page)              o your account number            o your account number
                   o names of the funds, class and  o names of the funds, class
                     number of shares or dollar       and number of shares or dollar
                     amount you want to exchange      amount you want to redeem
-------------------------------------------------------------------------------------
With an automatic  --                               o To set up regular cash
withdrawal plan                                       payments from an account,
                                                      call 1-800-253-2277
-------------------------------------------------------------------------------------
Using QuickSell    --                               o Call 1-800-253-2277
-------------------------------------------------------------------------------------
On the Internet    o Register at aarp.scudder.com   --
                   o Go to "services and forms"
                   o Follow the instructions for
                     making on-line exchanges
-------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Services For AARP Class Investors
----------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
To reach us:      o  Web site aarp.scudder.com
                  o  Program representatives 1-800-253-2277, M-F, 8 a.m. - 8 p.m. EST
                  o  Confidential fax line 1-800-821-6234, always open
                  o  TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST
Services for      o  AARP Lump Sum Service For help in making a decision about a lump
participants:        sum distribution.
                  o  AARP Legacy Service For organizing financial documents and planning the orderly transfer of assets to heirs.
                  o  AARP Goal Setting and Asset Allocation Service For
                     allocating assets and measuring investment progress.
                  o  For more information, please call 1-800-253-2277.
---------------------------------------------------------------------------------------


              21 | How to Buy, Sell and Exchange Class AARP Shares


How to Buy, Sell and Exchange Class S Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The Scudder Funds."

-----------------------------------------------------------------------------------
Class S            First investment                 Additional investments
-----------------------------------------------------------------------------------
                   $2,500 or more for regular       $100 or more for regular
                   accounts                         accounts
                   $1,000 or more for IRAs          $50 or more for IRAs
                                                    $50 or more with an Automatic
                                                    Investment Plan
-----------------------------------------------------------------------------------
By mail or         o Fill out and sign an           Send a Scudder investment slip
express              application                    or short note that includes:
(see below)        o Send it to us at the           o fund and class name
                     appropriate address, along     o account number
                     with an investment check       o check payable to "The Scudder
                                                      Funds"
-----------------------------------------------------------------------------------
By wire            o Call 1-800-SCUDDER for         o Call 1-800-SCUDDER for
                     instructions                     instructions
-----------------------------------------------------------------------------------
By phone           --                               o Call 1-800-SCUDDER for
                                                      instructions
-----------------------------------------------------------------------------------
With an automatic  o Fill in the information on     o To set up regular investments
investment plan      your application and include     from a bank checking account,
                     a voided check                   call 1-800-SCUDDER
-----------------------------------------------------------------------------------
Using QuickBuy     --                               o Call 1-800-SCUDDER
-----------------------------------------------------------------------------------
On the Internet    o Go to "funds and prices" at    o Call 1-800-SCUDDER to ensure
                     www.scudder.com                  you have electronic services
                   o Print out a prospectus and a   o Register at www.scudder.com
                     new account application        o Follow the instructions for
                   o Complete and return the          buying shares with money from
                     application with your check      your bank account
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON]   Regular mail:
         The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

         Express, registered or certified mail:
         The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

         Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------


              22 | How to Buy, Sell and Exchange Class AARP Shares


Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

-------------------------------------------------------------------------------------
Class S            Exchanging into another fund     Selling shares
-------------------------------------------------------------------------------------
                   $2,500 or more to open a new     Some transactions, including
                   account ($1,000 or more for      most for over $100,000, can
                   IRAs)                            only be ordered in writing; if
                   $100 or more for exchanges       you're in doubt, see page 26
                   between existing accounts
-------------------------------------------------------------------------------------
By phone or wire   o Call 1-800-SCUDDER for         o Call 1-800-SCUDDER for
                     instructions                     instructions
-------------------------------------------------------------------------------------
Using SAIL(TM)     o Call 1-800-343-2890 and        o Call 1-800-343-2890 and
                     follow the instructions          follow the instructions
-------------------------------------------------------------------------------------
By mail,           Your instructions should         Your instructions should
express or fax     include:                         include:
(see previous      o the fund, class, and account   o the fund, class and account
page)                number you're exchanging         number from which you want to
                     out of                           sell shares
                   o the dollar amount or number    o the dollar amount or number
                     of shares you want to exchange   of shares you want to sell
                   o the name and class of the      o your name(s), signature(s)
                     fund you want to exchange into   and address, as they appear
                   o your name(s), signature(s),      on your account
                     and address, as they appear    o a daytime telephone number
                     on your account
                   o a daytime telephone number
-------------------------------------------------------------------------------------
With an automatic  --                               o To set up regular cash
withdrawal plan                                       payments from a Scudder
                                                      account, call 1-800-SCUDDER
-------------------------------------------------------------------------------------
Using QuickSell    --                               o Call 1-800-SCUDDER
-------------------------------------------------------------------------------------
On the Internet    o Register at www.scudder.com    --
                   o Follow the instructions for
                     making on-line exchanges
-------------------------------------------------------------------------------------

              23 | How to Buy, Sell and Exchange Class AARP Shares

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. Eastern time on any fund business day by calling 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. However, transactions that arrive by 12:00 noon Eastern time will receive that day's dividend.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

                       24 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to aarp.scudder.com (Class AARP) or www.scudder.com (Class S).
--------------------------------------------------------------------------------

Automated phone information is available 24 hours a day. You can use your automated phone services to get information on Scudder funds generally and on accounts held directly at Scudder. If you signed up for telephone services, you can also use it to make exchanges and to sell shares.

For Class AARP shares
--------------------------------------------------------------------------------
Call Easy-Access Line, the AARP Program Automated Information Line, at 1-800-631-4636
--------------------------------------------------------------------------------

For Class S shares
--------------------------------------------------------------------------------
Call SAIL(TM), the Scudder Automated Information Line, at 1-800-343-2890
--------------------------------------------------------------------------------

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The funds can only accept wires of $100 or more.

Exchanges among Scudder funds are an option for shareholders who bought their fund shares directly from Scudder and many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

                       25 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

How the funds calculate share prices

For each share class of each fund the share price is the net asset value per share, or NAV. To calculate NAV, each share class of each fund uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------   = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.


                       26 | Policies You Should Know About

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o for Class S and Class AARP shareholders, close your account and send you the proceeds if your balance falls below $1,000; for Class S shareholders, charge you $10 a year if your account balance falls below $2,500; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

                       27 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds have a regular schedule for paying out any earnings to shareholders:

o        Income dividends: declared daily and paid monthly

o Short-term and long-term capital gains: November or December, or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


                   28 | Understanding Distributions and Taxes

Dividends from these funds are generally tax free for most shareholders, meaning that investors can receive them without incurring federal, state, and (for some investors) local income tax liability. However, there are a few exceptions:

o a portion of each fund's dividends may be taxable as ordinary income if it came from investments in taxable securities

o because each fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

The tax status of the fund earnings you receive, and your own fund transactions generally depend on their type:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o taxable income dividends you receive from a fund
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.


                   29 | Understanding Distributions and Taxes

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Statements of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that its legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you're a shareholder and have questions, please contact Scudder. Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.


AARP Investment             Scudder Funds         SEC
Program from Scudder
PO Box 2540                 PO Box 2291           450 Fifth Street,
Boston, MA                  Boston, MA            N.W. Washington, DC
02208-2540                  02107-2291            20549-0102

1-800-253-2277              1-800-SCUDDER         1-202-942-8090

aarp.scudder.com            www.scudder.com       www.sec.gov

Fund Name                                       SEC File #
--------------------------------------------------------------------------------
Scudder New York Tax Free Fund                  811-3749
--------------------------------------------------------------------------------
Scudder California Tax Free Fund                811-3729
--------------------------------------------------------------------------------
Scudder Massachusetts Tax Free Fund             811-3749
--------------------------------------------------------------------------------

                       SCUDDER MASSACHUSETTS TAX FREE FUND
                         SCUDDER NEW YORK TAX FREE FUND

                 Each a series of Scudder State Tax Free Trust


                        SCUDDER CALIFORNIA TAX FREE FUND

                 A series of Scudder California Tax Free Trust



--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 2000


--------------------------------------------------------------------------------


         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus of the Funds dated August 1, 2000, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

         The Annual Reports to shareholders of each Fund, dated March 31, 2000, are incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.

         This Statement of Additional Information is incorporated by reference into the combined prospectus.

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.......................................................................1
         General Investment Objective and Policies of Scudder Massachusetts
              Tax Free Fund.........................................................................................1
         General Investment Objective and Policies of Scudder New York Tax
              Free Fund.............................................................................................2
         General Investment Objective and Policies of Scudder California Tax
              Free Fund.............................................................................................4
         Master/feeder Fund Structure...............................................................................6
         High Quality Bonds.........................................................................................6
         Municipal Obligations......................................................................................7
         Amortized Cost Valuation of Portfolio Securities............................................................
         Management Strategies......................................................................................9
         Special Considerations....................................................................................10
         Investing in Massachusetts................................................................................10
         Investing in New York.....................................................................................15
         Investing in California...................................................................................22

POLICIES AND TECHNIQUES APPLICABLE TO THE FUNDS....................................................................30
         Investment Restrictions...................................................................................39

PURCHASES..........................................................................................................40
         Additional Information About Opening an Account...........................................................40
         Minimum Balances..........................................................................................41
         Additional Information About Making Subsequent Investments................................................41
         Additional Information About Making Subsequent Investments by QuickBuy....................................41
         Checks....................................................................................................42
         Wire Transfer of Federal Funds............................................................................42
         Share Price...............................................................................................42
         Share Certificates........................................................................................42
         Other Information.........................................................................................43

EXCHANGES AND REDEMPTIONS..........................................................................................43
         Exchanges.................................................................................................43
         Redemption by Telephone...................................................................................44
         Redemption By QuickSell...................................................................................45
         Redemption by Mail or Fax.................................................................................45
         Redemption by Checkwriting................................................................................46
         Redemption-in-Kind........................................................................................46
         Other Information.........................................................................................46

FEATURES AND SERVICES OFFERED BY THE FUNDS.........................................................................46
         The No-Load Concept.......................................................................................46
         Internet access...........................................................................................47
         Dividends and Capital Gains Distribution Options..........................................................47
         Reports to Shareholders...................................................................................48
         Transaction Summaries.....................................................................................48

THE SCUDDER FAMILY OF FUNDS........................................................................................48

SPECIAL PLAN ACCOUNTS..............................................................................................50
         Automatic Withdrawal Plan.................................................................................50
         Cash Management System -- Group Sub-Accounting Plan for Trust
              Accounts, Nominees and
              Corporations.........................................................................................50
         Automatic Investment Plan.................................................................................51
         Uniform Transfers/Gifts to Minors Act.....................................................................51

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS..........................................................................51

                                       i


PERFORMANCE INFORMATION............................................................................................52
         Average Annual Total Return...............................................................................52
         Cumulative Total Return...................................................................................52
         Total Return..............................................................................................53
         SEC Yield.................................................................................................53
         Effective Yield.............................................................................................
         Tax-equivalent Yield......................................................................................53
         Massachusetts Tax-free Yields.............................................................................53
         New York Tax-free Yields..................................................................................54
         California Tax-free Yields................................................................................55
         Comparison of Fund Performance............................................................................56

ORGANIZATION OF THE FUNDS..........................................................................................57

INVESTMENT ADVISER.................................................................................................58
         Personal Investments by Employees of the
              Adviser............................................................................................. 63

TRUSTEES AND OFFICERS..............................................................................................61

REMUNERATION.......................................................................................................64
         Responsibilities of the Board-- Board and Committee Meetings..............................................64
         Compensation of Officers and Trustees.....................................................................64

DISTRIBUTOR........................................................................................................65

TAXES..............................................................................................................66
         Federal Taxation..........................................................................................66
         State Taxation............................................................................................69
         Scudder Massachusetts Tax Free Fund.......................................................................70
         Scudder New York Tax Free Fund............................................................................70
         Scudder California Tax Free Fund..........................................................................70

PORTFOLIO TRANSACTIONS.............................................................................................71
         Brokerage Commissions.....................................................................................71
         Portfolio Turnover........................................................................................72

NET ASSET VALUE....................................................................................................73

ADDITIONAL INFORMATION.............................................................................................73
         Experts...................................................................................................73
         Shareholder Indemnification...............................................................................74
         Ratings of Municipal Obligations..........................................................................74
         Commercial Paper Ratings..................................................................................75
         Glossary..................................................................................................75
         Other Information.........................................................................................76

FINANCIAL STATEMENTS...............................................................................................77

                 THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES


         Scudder Massachusetts Tax Free Fund ("SMTFF") and Scudder New York Tax Free Fund ("SNYTFF") are each a non-diversified series of Scudder State Tax Free Trust. Scudder California Tax Free Fund ("SCTFF") is a diversified series of Scudder California Tax Free Trust. Collectively, the foregoing are referred to as the "Funds" and the "Trusts," individually a "Fund" and a "Trust." Each Trust is a no-load open-end management investment company. The Funds are each a series of the type commonly known as a mutual fund and are each advised by Scudder Kemper Investments, Inc. (the "Adviser").

         On October 2, 2000, for each Fund, the prospectus and this Statement of Additional Information will offer two classes of shares to provide investors with different purchase options. The two classes are the Class S and the Class AARP. Each class will have its own important features and policies. In addition, as of the date noted above for each fund, all existing shares of each Fund will be redesignated Class S shares of their respective funds. Shares of the AARP class are specially designed for members of the American Association of Retired Persons ("AARP").

         Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Funds may engage (such as short selling, hedging, etc.) or a financial instrument in which the Funds may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that the Adviser, in its discretion, might, but is not required to, use in managing a Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on that Fund's performance.


General  Investment  Objectives and Policies of Scudder  Massachusetts  Tax Free
Fund

         SMTFF seeks income that is exempt from Massachusetts personal and regular federal income taxes. The Fund pursues its objective by investing at least 80% of its net assets in securities of Massachusetts municipalities and in other securities that are commonly considered to have similar tax status. In pursuit of its objective, the Fund expects to invest principally in Massachusetts municipal securities that are rated A or better by Moody's, S&P or Fitch. There can be no assurance that the objective of the Fund will be achieved or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state income or local taxes or that income exempt from regular federal income tax will be exempt from the federal alternative minimum tax.

         The Fund's portfolio consists primarily of obligations issued by municipalities located in the Commonwealth of Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) whose interest payments, if distributed to Massachusetts residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance, from Massachusetts state personal income as well as regular federal income taxes. Because the Fund is intended for investors subject to Massachusetts personal income tax and federal income tax it may not be appropriate for all investors and is not available in all states. As described below in "Scudder Massachusetts Tax Free Fund's Investments," the Fund may also invest in taxable obligations.


         Normally, at least 75% of the municipal securities purchased by the Fund will be investment-grade quality which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or Fitch, or if unrated, judged by the Adviser, to be of equivalent quality.


         The Fund may invest up to 25% of its total assets in fixed-income securities rated below investment-grade; that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent.

         It is a fundamental policy, that cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), that at least 80% of the net assets of the Fund will be normally invested in municipal securities of issuers located in Massachusetts and other qualifying issuers including Puerto Rico, the U.S. Virgin Islands and Guam ("Massachusetts municipal securities") under normal market conditions. The Fund generally will invest in those Massachusetts municipal securities the income from which is, in the opinion of bond counsel rendered on the date of issuance, exempt from both Massachusetts personal income tax and regular federal income tax. These securities include municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which may be issued to finance projects owned or used by either private or public entities and which include bonds issued to finance industrial enterprises and pollution control facilities.

         The Fund may invest in other municipal securities such as variable rate demand instruments, as well as municipal notes of issuers located in Massachusetts and other qualifying issuers, which are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. For federal income tax purposes, the income earned from municipal securities may be entirely tax-free, taxable or subject to only the alternative minimum tax.

         Under normal market conditions, the Fund expects 100% of its portfolio securities to consist of Massachusetts municipal securities. However, if defensive considerations or an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments, including U.S. Government obligations and money market instruments and repurchase agreements. It is impossible to accurately predict how long such alternative strategies may be utilized.

         The Fund may temporarily invest more than 20% of its net assets in taxable securities during periods which, in the Adviser's opinion, require a defensive position. It is impossible to accurately predict how long such alternative strategies may be utilized.

         The Fund may also invest up to 20% of its net assets in municipal securities the interest income from which is taxable or subject to the alternative minimum tax ("AMT bonds"). Normally, at least 80% of the Fund's net assets will be invested in securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Fund distributions from interest on certain municipal securities subject to the alternative minimum tax, such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon your state and local tax laws.

         The Fund may invest in third party puts, and when-issued or forward delivery securities, which may involve certain expenses and risks, including credit risks. The Fund may also enter into repurchase agreements, reverse repurchase agreements and stand-by commitments which may involve certain expenses and risks, including credit risks. None of these securities and techniques is expected to comprise a major portion of the Fund's investments. In addition, the Fund may purchase indexed securities and may engage in strategic transactions.

         The Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield and the relationship of current price to maturity value. However, recognizing the dynamics of municipal obligation prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various issues, the Adviser, subject to the Trustees' supervision, performs credit analysis and manages the Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term.

         Furthermore, all of the Fund's portfolio obligations, including short-term obligations, will be (a) rated at the time of purchase within the six highest grades assigned by Moody's, S&P or Fitch, (b) if not rated, judged at the time of purchase by the Adviser, to be of a quality comparable to the six highest ratings of Moody's, S&P or Fitch and to be readily marketable, or (c) issued or guaranteed by the U.S. Government. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.


         During the fiscal year ended March 31, 2000, based upon the dollar-weighted average ratings of the portfolio holdings at the end of each month during that period, the Fund had the following percentage of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities): 1% CCC and 7% unrated.


General Investment Objectives and Policies of Scudder New York Tax Free Fund

         SNYTFF seeks income that is exempt from New York State and New York City personal income taxes and regular federal income taxes. The Fund pursues its objective by investing at least 80% of its net assets in New York municipal securities during periods of normal market conditions. In pursuit of its objective, the Fund will invest principally in New York municipal securities that are rated A or better by Moody's, S&P or Fitch, or are of equivalent quality as determined by the Adviser. There can be no assurance that the objective of the Fund will be met or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state or city taxes, or from the federal alternative minimum tax.


         As a matter of fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in New York municipal securities and other qualifying issuers including Puerto Rico, the U.S. Virgin Islands and Guam during periods of normal market conditions. Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or Fitch, or unrated securities judged by the Adviser to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent. The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.

         During the fiscal year ended March 31, 2000, based upon the dollar-weighted average ratings of the Fund portfolio holdings at the end of each month during that period, the Fund had the following percentage of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities) in the category indicated: 11% unrated.


         The Fund's portfolio consists primarily of obligations issued by municipalities located in New York State. It is the opinion of bond counsel, rendered on the date of issuance, that income from these New York municipal securities is exempt from regular federal, as well as New York State and New York City personal income tax. The Fund may invest in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. These securities include general obligation and revenue bonds and notes of issuers located in New York and of other qualifying issuers. The Fund may invest in municipal notes, which are generally used to provide short-term capital needs, and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. General obligation bonds and notes are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue bonds and notes are generally paid from the revenues of a particular facility or a specific excise tax or other revenue source. The Fund may also invest in taxable obligations for temporary or defensive purposes. It is impossible to accurately predict how long such alternative strategies will be utilized.

         Under normal market conditions, the Fund expects to invest principally in New York municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in New York municipal securities with short- and medium-term maturities as well.

         The Fund may also invest up to 20% of its net assets in AMT bonds. Fund distributions from interest on certain municipal securities subject to the alternative minimum tax such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon state and local tax laws.

         Ordinarily, the Fund expects that 100% of its portfolio securities will be New York municipal securities. The Fund may also, for temporary defensive purposes, hold cash or invest its assets in short-term taxable securities. It is impossible to accurately predict how long such alternative strategies may be utilized.

         The Fund may invest in stand-by commitments, third party puts, when-issued securities, and enter into repurchase agreements and reverse repurchase agreements, which may involve certain expenses and risks, including credit risks. The Fund may also invest in variable rate demand instruments. These securities and techniques are not expected to comprise a major portion of the Fund's investments. The Fund may also utilize various other strategic transactions. See "Additional information about policies and investments" for more information about these investment techniques.

         A portion of the Fund's income may be subject to federal, state and local income taxes.

         When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable municipal obligations make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances. Notwithstanding the foregoing, the Fund may invest more than 20% of its net assets in securities the income from which may be subject to regular federal tax and New York State and City personal income taxes during periods which, in the opinion of the Adviser, require a defensive position for the protection of shareholders.

         Junk bonds involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher-quality fixed-income securities. In addition, the trading market for these securities is generally less liquid than for higher-rated securities and the Fund may have difficulty disposing of these securities at the time they wish to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing their portfolios and calculating their net asset values.

         Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. In addition, the market for high yield municipal securities is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such a period, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         It is expected that a significant portion of the junk bonds acquired by the Fund will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances the Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable the Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

         Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

General Investment Objectives and Policies of Scudder California Tax Free Fund

         SCTFF seeks income that is exempt from California personal and regular federal income taxes. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         There can be no assurance that the objective of the Fund will be met or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state or local taxes, or from the federal alternative minimum tax.


         Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by S&P or Fitch, or unrated securities judged by the Adviser to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities considered to be of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent.


         Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Securities rated below BBB are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher-quality fixed-income securities. In addition, the trading market for these securities is generally less liquid than for higher-rated securities and the Funds may have difficulty disposing of these securities at the time they wish to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their portfolios and calculating their net asset values.

         Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. In addition, the market for high yield municipal securities is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such a period, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         It is expected that a significant portion of the junk bonds acquired by the Fund will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances the Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable the Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

         Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

         The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.

         The Fund invests in municipal securities of issuers located in California. It is the opinion of bond counsel, rendered on the date of issuance, that the income from these obligations is exempt from both California personal income tax and regular federal income tax. The Fund invests in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. These securities include general obligation and revenue bonds, industrial development and pollution control bonds of issuers located in California. The Fund may invest in municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. General obligation bonds and notes are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue bonds and notes are generally paid from the revenues of a particular facility, a specific excise tax or other revenue source.

         Under normal market conditions, the Fund expects to invest principally in California municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in California municipal securities with short- and medium-term maturities.

         The Fund may also invest up to 20% of its total assets in AMT bonds. Fund distributions from interest on certain municipal securities subject to the alternative minimum tax, such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon your state and local tax laws.

         Ordinarily, the Fund expects 100% of its portfolio securities to be California municipal securities. It is a fundamental policy, that cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in California municipal securities and other qualifying issuers including Puerto Rico, the U.S. Virgin Islands and Guam under normal market conditions except as stated below. The Fund may also, for temporary defensive purposes, hold cash or invest its assets in taxable securities. It is impossible to accurately predict how long these alternative strategies may be utilized.

         When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable municipal obligations make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and bankers' acceptances. Notwithstanding the foregoing, the Fund may invest more than 20% of its net assets in securities the income from which may be subject to federal and California income tax during periods which, in the opinion of the Adviser, require a defensive position for the protection of shareholders. Investors should be aware that shares of the Fund do not represent a complete investment program.

         The  Fund  may  invest  in  stand-by  commitments,  third  party  puts, when-issued securities and enter into repurchase agreements and reverse repurchase agreements, which may involve certain expenses and risks, including credit risks. The Fund may also invest in variable rate demand instruments. These securities and techniques are not expected to comprise a major portion of the Fund's investments. The Fund may also utilize various other strategic transactions, including derivatives. See "Additional information about policies and investments" for more information about these investment techniques.


         During the fiscal year ended March 31, 2000, based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentages of its net assets invested in debt securities rated (or if unrated, considered by the Adviser to be equivalent to rated securities) in the categories indicated: 9% unrated.


         A portion of the Fund's income may be subject to federal, state and local income taxes.

Master/feeder Fund Structure

         Each Trust's Board of Trustees has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

High Quality Bonds

         High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds") have produced higher yields in the past than investment-grade bonds, they are considered to be predominantly speculative and, therefore, carry greater risk.

         Each Fund's investments must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by a Fund, the Adviser will determine whether it is in the best interest of that Fund to retain or dispose of the security.

Municipal Obligations

         Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax in the hands of most individual investors, although it may be subject to the individual and corporate alternative minimum tax. Interest on municipal obligations issued by Massachusetts issuers is generally exempt from Massachusetts personal income tax. The two principal classifications of municipal obligations are "notes" and "bonds."

         1. Municipal Notes. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: tax anticipation notes; revenue anticipation notes; bond anticipation notes; and construction loan notes.

         Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal revenues available under the Federal Revenue Sharing Program. Bond anticipation notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, such financing provides for the repayment of the notes. Construction loan notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association). There are, of course, a number of other types of notes issued for different purposes and secured differently from those described above.

         2. Municipal Bonds. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "general obligation" bonds and "revenue" bonds.

         Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

         The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

         Industrial development and pollution control bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. Each Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to each Fund's fundamental investment policies, and also subject to each Fund's current intention not to invest in municipal securities whose investment income is taxable or subject to each Fund's 20% limitation on investing in AMT bonds. For the purposes of each Fund's investment limitation
regarding   concentration  of  investments  in  any  one  industry,   industrial
development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

         3. Other Municipal Obligations. There is, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

         Each Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit a Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. Each Fund intends to exercise the demand only (1) upon a default under the terms of the municipal obligation, (2) as needed to provide liquidity to a Fund, or (3) to maintain an investment grade investment portfolio. A bank that issues a repurchase commitment may receive a fee from a Fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

         The variable rate demand instruments that a Fund may purchase are payable on demand on not more than thirty calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. A Fund will determine the variable rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. The Adviser may determine that an unrated variable rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for a Fund. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both will meet the quality standards of a Fund. The Adviser will reevaluate each unrated variable rate demand instrument held by a Fund on a quarterly basis to determine whether it continues to meet a Fund's quality criteria.

         The value of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should minimize changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with the comparable portfolio of fixed income securities. A Fund may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

         The maturity of the variable rate demand instrument held by a Fund will ordinarily be deemed to be the longer of (1) the notice period required before a Fund is entitled to receive payment of the principal amount of the instrument or
(2) the period remaining until the instrument's next interest rate adjustment.


         4. General Considerations. An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as either Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933, as amended (the "1933 Act"), prior to offer and sale unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market exists for municipal obligations which were not publicly offered initially.


         Obligations purchased for a Fund are subject to the limitations on holdings of securities which are not readily marketable contained in a Fund's investment restrictions. The Adviser determines whether a municipal obligation is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. In addition, Stand-by Commitments and demand obligations also enhance marketability.

         For the purpose of a Fund's investment restrictions, the identification of the "issuer" of municipal obligations which are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

         Each Fund expects that it will not invest more than 25% of its total assets in municipal obligations the security of which is derived from any one of the following categories: hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities. Each Fund may invest more than 25% of its total assets in municipal obligations of one or more of the following types: public housing authorities; general obligations of states and localities; lease rental obligations of states and local authorities; state and local housing finance authorities; municipal utilities systems; bonds that are secured or backed by the Treasury or other U.S. Government guaranteed securities; or industrial development and pollution control bonds. There could be economic, business or political developments, which might affect all municipal obligations of a similar type. However, each Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal obligations, rather than factors affecting all, or broad classes of, municipal obligations.

         Each Fund may invest up to 25% of its total assets in fixed-income securities rated below investment grade, that is, below Baa by Moody's, or below BBB by S&P or Fitch, or in unrated securities considered to be of equivalent quality. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Each Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent. Securities rated below BBB are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher-quality fixed-income securities. In addition, the trading market for these securities is generally less liquid than for higher-rated securities and the Funds may have difficulty disposing of these securities at the time they wish to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their portfolios and calculating their net asset values.

         Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such a period, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         It is expected that a significant portion of the junk bonds acquired by a Fund will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances a Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable a Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

         Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

Management Strategies

         In pursuit of its investment objective, each Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield, and the relationship of current price to maturity value. However, recognizing the dynamics of municipal obligation prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various issues, the Adviser, subject to the Trustees' review, performs credit analysis and manages each Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term. The primary strategies employed in the management of each Fund's portfolio are:

Emphasis on Credit Analysis. As indicated above, each Fund's portfolio will be invested in municipal obligations rated within, or judged by the Funds' Adviser to be of a quality comparable to, the six highest quality ratings categories of

Moody's, S&P or Fitch, or in U.S. Government obligations. The ratings assigned by Moody's, S&P or Fitch represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and are not absolute standards of quality. Furthermore, even within this segment of the municipal obligation market, relative credit standing and market perceptions thereof may shift. Therefore, the Adviser believes that it should review continuously the quality of municipal obligations.

         The Adviser has over many years developed an experienced staff to assign its own quality ratings which are considered in making value judgments and in arriving at purchase or sale decisions. Through the discipline of this procedure the Adviser attempts to discern variations in credit ratings of the published services and to anticipate changes in credit ratings.

Variations of Maturity. In an attempt to capitalize on the differences in total return from municipal obligations of differing maturities, maturities may be varied according to the structure and level of interest rates, and the Adviser's expectations of changes therein. To the extent that a Fund invests in short-term maturities, capital volatility will be reduced.

Emphasis on Relative Valuation. The interest rate (and hence price) relationships between different categories of municipal obligations of the same or generally similar maturity tend to change constantly in reaction to broad swings in interest rates and factors affecting relative supply and demand. These disparities in yield relationships may afford opportunities to implement a flexible policy of trading a Fund's holdings in order to invest in more attractive market sectors or specific issues.

Market Trading Opportunities. In pursuit of the above each Fund may engage in short-term trading (selling securities held for brief periods of time, usually less than three months) if the Adviser believes that such transactions, net of costs, would further the attainment of a Fund's objective. The needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates which have presented market trading opportunities. There can be no assurance that such dislocations will occur in the future or that a Fund will be able to take advantage of them. Each Fund will limit its voluntary short-term trading to the extent such limitation is necessary for it to qualify as a "regulated investment company" under the Internal Revenue Code.

Special Considerations

Income Level and Credit Risk. Yield on municipal obligations depends on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. Because each Fund holds primarily investment grade municipal obligations, the income earned on shares of a Fund will tend to be less than it might be on a portfolio emphasizing lower quality securities; investment grade securities, however, may include securities with some speculative characteristics. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy laws, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected. Each Fund may invest in municipal securities rated B by S&P, Fitch or Moody's although it intends to invest principally in securities rated in higher grades. Although each Fund's quality standards are designed to reduce the credit risk of investing in a Fund, that risk cannot be entirely eliminated. Shares of a Fund are not insured by any agency of Massachusetts or of the U.S. Government.

Investing in Massachusetts

         The following information as to certain Massachusetts risk factors is given to investors in view of SMTFF's policy of concentrating its investments in Massachusetts issuers. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Massachusetts issuers and other sources believed to be reliable. No independent verification has been made of the following information.


         SMTFF is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than comparable municipal bond funds that do not focus on investments of Massachusetts issuers. In 1989, Massachusetts experienced growth rates significantly below the national average and an
economic   recession  in  1990  and  1991  caused
negative growth rates in Massachusetts. All sectors of the economy experienced job losses, including high technology, construction and financial industries. In addition, the economy experienced shifts in employment from labor-intensive manufacturing industries to technology and service-based industries. Massachusetts has shifted to a more service-oriented economy faster than the nation as a whole over the past ten years. The unemployment rate for the Commonwealth for 1996 was 4.3%; it fell to 4.0% in 1997 , 3.3% in 1998 and 3.1% in 1999. The national unemployment rate was 5.4% in 1996, 4.9% in 1997 , 4.5% in 1998 and 4.2% in 1999. During the 1989 to 1991 recession, real income levels declined in Massachusetts. Since 1991, however, real personal per capita income levels in Massachusetts generally have increased faster than the national average. Massachusetts had the third highest level of per capital personal income in the United States in 1995 and 1997.

State Economy. Throughout much of the 1980s, the Commonwealth had a strong economy which was evidenced by low unemployment and high personal income growth as compared to national trends. Economic growth in the Commonwealth slowed in the late 1980s and early 1990s but outpaced that of the nation as a whole in 1997 and 1998. Current economic indicators such as retail sales, housing permits, construction, and employment levels suggest a strong and continued economic recovery. The unemployment rate for the Commonwealth as of November 1999 was 3.2% compared to a national rate of 4.1%. The unemployment rate is expected to average approximately 3.0% through fiscal 2000 and to remain near that level in fiscal 2001. In addition, employment in manufacturing increased by almost 2% in 1997, and another 2.2% in 1998. Per capita personal income has shown growth rates of 6.2% in 1996, 6.0% in 1997 , 5.1% in 1998 and 5.4% in
1999.

         Major infrastructure projects are anticipated in the Commonwealth over the next several years. It is currently anticipated that the federal government will assume responsibility for approximately $7.049 billion of the estimated $13.513 billion cost of projects including the depression of the central artery which traverses the City of Boston and the construction of a third harbor tunnel linking downtown Boston to Logan Airport. The current estimated date of completion of this project is 2004. In 1997, a law was passed authorizing the Commonwealth to spend up to $609 million for the design and construction of a new convention facility in South Boston. At the same time, $49.5 million was authorized for the expansion and renovation of the Springfield Civic Center, and $19 million was reimbursed to the City of Worcester for construction of a new convention center. Revenue bonds used to finance these three facilities will be paid from various parking receipts, car rental surcharges, hotel taxes and sales taxes in business located in and around the facilities.

         The   fiscal   viability   of  the   Commonwealth's   authorities   and
municipalities is inextricably linked to that of the Commonwealth. The Commonwealth guarantees the debt of several authorities, most notably the Massachusetts Bay Transportation Authority and the University of Massachusetts Building Authority. Their ratings are based on this guarantee and can be expected to move in tandem. The Commonwealth funds several other authorities in part or in whole and their debt ratings may be adversely affected by a negative change in those of the Commonwealth.


         Commonwealth spending exceeded revenues in each of the five fiscal years commencing fiscal 1987. In particular, from 1987 to 1990, spending in five major expenditure categories (Medicaid, debt service, public assistance, group health insurance and transit subsidies) grew at rates in excess of the rate of inflation for the comparable period. In addition, the Commonwealth's tax revenues during this period repeatedly failed to meet official forecasts. For the budgeted funds, operating losses in fiscal 1987 and 1988, of $349 million and $370 million, respectively, were covered by surpluses carried forward from prior years. The operating losses in fiscal 1989 and 1990, which totaled $672 million and $1.251 billion, respectively, were covered primarily through deficit borrowings. During that period, operating fund balances declined from a budget surplus of $1.072 billion in fiscal 1987 to a deficit of $1.104 billion for the fiscal year ending 1990.

         For the fiscal year ended June 30, 1991, total operating revenues of the Commonwealth increased by 13.5% over the prior year, to $13.878 billion. This increase was due chiefly to state tax increases enacted in July 1990 and to a substantial federal reimbursement for uncompensated patient care under the Medicaid program. 1991 expenditures also increased over the prior year to $13.899 billion resulting in an operating loss in the amount of $21.2 million. However, after applying the opening fund balances created from proceeds of the borrowing that financed the fiscal 1990 deficit, no deficit borrowing was required to close-out fiscal 1991.

         For the fiscal year ended June 30, 1992, the budgeted operating funds ended with an excess of revenues and other sources over expenditures and other uses of $312.3 million and with a surplus of $549.4 million, when such excess is added to the fund balances carried forward from fiscal 1991.

         The budgeted operating funds of the Commonwealth ended fiscal 1993 with a surplus of revenues and other sources over expenditures and other uses of $13.1 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $562.5 million. Budgeted revenues and other sources for fiscal 1993 totaled approximately $14.710 billion, including tax revenues of $9.930 billion. Total revenues and other sources increased by approximately 6.9% from fiscal 1992 to 1993, while tax revenues increased by 4.7% for the same period. In July 1992, tax revenues had been estimated to be approximately $9.685 billion for fiscal 1993. This amount was subsequently revised during fiscal 1993 to $9.940 billion.

         Commonwealth budgeted expenditures and other uses in fiscal 1993 totaled approximately $14.696 billion, which is $1.280 billion or approximately 9.6% higher than fiscal 1992 expenditures and other uses. Fiscal 1993 budgeted expenditures were $23 million lower than the initial July 1992 estimates of fiscal 1993 budgeted expenditures.

         For the fiscal year ended June 30, 1993, after payment of all Local Aid and retirement of short-term debt, the Commonwealth showed a year-end cash position of approximately $622.2 million, as compared to a projected position of $485.1 million.

         The budgeted operating funds of the Commonwealth ended fiscal 1994 with a surplus of revenues and other sources over expenditures and other uses of $26.8 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $589.3 million. Budgeted revenues and other sources for fiscal 1994 totaled approximately $15.550 billion, including tax revenues of $10.607 billion, $87 million below the Department of Revenue's fiscal 1994 tax revenue estimate of $10.694 billion. Total revenues and other sources increased by approximately 5.7% from fiscal 1993 to fiscal 1994 while tax revenues increased by 6.8% for the same period.

         Commonwealth budgeted expenditures and other uses in fiscal 1994 totaled $15.523 billion, which is $826.5 million or approximately 5.6% higher than fiscal 1993 budgeted expenditures and other uses.

         For the fiscal year ended June 30, 1994, the Commonwealth showed a year-end cash position of approximately $757 million, as compared to a projected position of $599 million.

         Fiscal 1995 tax revenue collections totaled $11.163 billion, approximately $12 million above the Department of Revenue's revised fiscal year 1995 tax revenue estimate of $11.151 billion, and approximately $556 million, or 5.2%, above fiscal 1994 tax revenues of $10.607 billion. Budgeted revenues and other sources, including non-tax revenues collected in fiscal 1995 totaled $16.387 billion, approximately $837 million, or 5.4%, above fiscal 1994 budgeted revenues of $15.550 billion. Budgeted expenditures and other uses of funds in fiscal 1995 were approximately $16.251 billion, approximately $728 million, or 4.7%, above fiscal 1994 budgeted expenditures and uses of $15.523 billion. The Commonwealth ended fiscal 1995 with an operating gain of $137 million and an ending fund balance of $726 million.

         The Commonwealth ended fiscal 1996 with a surplus of revenues and other sources over expenditures and other uses of $446.4 million resulting in aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $1.173 billion. Budgeted revenues and other sources for fiscal 1996 totaled approximately $17.327 billion, including tax revenues of approximately $12.049 billion, approximately $365 million higher than prior official estimate in May, 1996. Budgeted revenues and other sources increased by approximately 5.7% from fiscal 1995 to fiscal 1996, while tax revenues increased by approximately 7.9% for the same period. Income tax withholding payments increased by approximately 8.0% from fiscal 1995, and total income tax collections by approximately 12.3%. Budgeted expenditures and other uses in fiscal 1996 totaled approximately $16.896 billion, an increase of approximately $645.7 million, or 4.0%, over fiscal 1995.

         The fiscal 1996 year-end transfer to the Stabilization Fund amounted to approximately $179.4 million, bringing the Stabilization Fund balance to approximately $627.1 million, which exceeded the amount that can remain in the Stabilization Fund by law, $543.3 million. In fiscal 1997, the statutory ceiling on the Stabilization Fund was raised from 5% of total tax revenues to 5% of total budgetary revenues. At the end of fiscal 1997, the Stabilization Fund's balance was $799.3 million. Under state finance law, year-end surplus amounts (as defined in the law) in excess of the amount that can remain in the Stabilization Fund are transferred to the Tax Reduction Fund, to be applied, subject to legislative appropriation, to the reduction of personal income taxes.

         The budgeted operating funds of the Commonwealth ended fiscal 1997 with a surplus of revenues and other sources over expenditures and other uses of $221.0 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $1.394 billion. Budgeted revenues and other sources for fiscal 1997 totaled approximately $18.170 billion, including tax revenues of $12.864 billion, an increase of approximately 6.8% over fiscal 1996. Commonwealth budgeted expenditures and other uses in fiscal 1997 totaled $17.949 billion. At the end of fiscal 1997, the Commonwealth showed a year-end cash position of approximately $902.0 million, which did not include the aforementioned Stabilization Fund ending balance of $799.3 million.

         The budgeted operating funds of the Commonwealth ended fiscal 1998 with a surplus of revenues and other sources over expenditures and other uses of $798.1 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $2.192 billion. Budgeted revenues and other sources for fiscal 1998 totaled approximately $19.8 billion, including tax revenues of $14.026 billion. Commonwealth budgeted expenditures and other uses in fiscal 1998 totaled $19.002 billion. At the end of fiscal 1998, the Commonwealth showed a year-end cash position of approximately $1.579 billion, which did not include the Stabilization Fund's ending balance of $1.140 billion.


         According to the statutory basis of accounting, the Commonwealth's budgeted fund's balance at the close of fiscal 1999 was $2.112 billion, which did not include the Stabilization Fund's ending balance of almost $11.4 billion. The Stabilization Fund's balance ranks among the five largest in the nation.

         Beginning in 1989, S&P and Moody's lowered their ratings of the Commonwealth's general obligation bonds from AA+ and Aa, respectively, to BBB and Baa, respectively. In March 1992, S&P placed the Commonwealth's general obligation and related guaranteed bond ratings on CreditWatch with positive implications, citing such factors as continued progress towards balanced financial operations and reduced short-term borrowing as the basis for the positive forecast. In January 2000, the Commonwealth's bonds were rated Aa2 by Moody's, AA- by S&P and Fitch. From time to time, the rating agencies may further change their ratings.

State Budget. The fiscal 2000 budget contained tax cuts with an aggregate fiscal cost of approximately $135 million, including a proposal to cut the tax rate on earned and unearned income from 5.95% to 5.00% over three years. Budgeted revenues and other sources to be collected in fiscal 2000 totaled $21.315 billion. This amount includes fiscal 2000 tax revenues of $14.459 billion. Collections through December 1999 totaled $7.03 billion, up 4.9% or $330 million, from the same period in fiscal 1999.

         Fiscal 2000 non-tax revenues are projected to total $5.782 billion, an increase of approximately 2.6% over fiscal 1999 non-tax revenues after adjusting for the shifts to and from certain non-budgeted items. Federal reimbursements increased by more than $160 million, from $3.441 billion in fiscal 1999 to $3.606 billion in fiscal 2000.

         On January 26, 2000 the Governor submitted the proposed budget for the 2001 fiscal year. Budgeted revenues and other sources to be collected in fiscal 2001 are estimated by the Executive Office for Administration and Finance to be approximately $21.315 billion. This amount includes estimated fiscal 2001 revenues of $14.903 billion, a decrease of $385 million from projected Fiscal Year 2000 levels. This projection incorporates proposed tax cuts of $135 million.

         Fiscal 2001 non-tax revenues are projected to total approximately $6.412 billion, approximately $340 million more than fiscal 2000 non-tax revenues after adjusting for the shifts to and from certain non-budgeted items. Federal reimbursements increase by approximately $202 million, from approximately $3.606 billion in fiscal 2000 to $3.808 billion in fiscal 2001. The fiscal 2001 budget is based on numerous spending and revenue estimates, the achievement of which cannot be assured.


Debt Limits and Outstanding Debt. Growth of tax revenues in the Commonwealth is limited by law. Tax revenues in each of fiscal years 1988 to 1992 were lower than the limits set by law. In addition, during each of the fiscal years 1989 through 1991, the official tax revenue forecasts made at the beginning of the year proved to be substantially more optimistic than the actual results. The fiscal 1992 budget initially was based on the joint revenue estimate of $8.292 billion, a 7% decrease from 1991, while actual tax revenues were $9.484 billion, a 5.4% increase over fiscal 1991. The fiscal 1993 budget initially was based on the joint revenue estimate of $9.685 billion, an increase of 2.1% over 1992. The actual 1993 tax revenues were $9.930 billion, a 4.7% increase over 1992. On May 13, 1993, the tax revenue forecast of the Chairpersons of the House and Senate Ways and Means Committees and the Secretary for Administration and Finance for fiscal 1994 was $10.540 billion, an increase of 6.1% over 1993. Actual fiscal 1994 tax revenues were $10.607 billion, a 6.8% increase over fiscal 1993.


         In May 1994, the Chairpersons of the House and Senate Ways and Means Committees and the Secretary for Administration and Finance jointly endorsed an estimate of tax revenues for fiscal 1994 of $11.328 billion, an increase of

$634 million, or 5.9%, from then expected tax revenues for fiscal 1994 of $10.694 billion. The fiscal 1995 budget was based upon this tax revenue estimate, less $19.3 million of tax cuts signed by the Governor in the fiscal 1995 budget. Fiscal 1995 tax revenue collections were approximately $11.163 billion. Fiscal 1996 tax revenue collections were $12.049 billion. Fiscal 1997 tax revenue collections were $12.864 billion. Fiscal 1998 tax revenue collections were $14.026 billion. Fiscal Year 1999 tax revenue collections were $14.292 billion. For Fiscal Year 2000, tax revenue collections were $7.03 billion through December 1999 and are expected to total $15.288 billion. Fiscal 2001 tax collections are projected to total $14.903 billion.


         Effective July 1, 1990, limitations were placed on the amount of direct bonds the Commonwealth may have outstanding in a fiscal year, and the amount of the total appropriation in any fiscal year that may be expended for payment of principal of and interest on general obligation debt of the Commonwealth was limited to 10 percent of such appropriation. Bonds in the aggregate principal amount of $1.399 billion issued in October and December, 1990, under Chapter 151 of the Acts of 1990 to meet the fiscal 1990 deficit are excluded from the computation of these limitations, and principal of and interest on such bonds are to be repaid from up to 15% of the Commonwealth's income receipts and tax receipts in each year that such principal or interest is payable.

         Furthermore, certain of the Commonwealth's cities and towns have at times experienced serious financial difficulties which have adversely affected their credit standing. For example, due in large part to prior year cutbacks, the City of Chelsea was forced into receivership in September 1991. The recurrence of such financial difficulties, or financial difficulties of the Commonwealth, could adversely affect the market values and marketability, or result in default in payment on, outstanding obligations issued by the Commonwealth or its public authorities or municipalities. In addition, recent developments regarding the Massachusetts statutes which limit the taxing authority of the Commonwealth or certain Massachusetts governmental entities may impair the ability of issuers of some Massachusetts obligations to maintain debt service on their obligations.

         The Commonwealth currently has two types of bonds and notes outstanding: general obligation debt and special obligation debt. Special obligation revenue debt consists of special obligation revenue bonds ("Special Obligation Bonds") issued under Section 20 of Chapter 29 of the Massachusetts General Laws (the "Special Obligation Act") which may be secured by all or a portion of the revenues credited to the Commonwealth's Highway Fund. The Commonwealth has issued Special Obligation Bonds secured by a pledge of 6.86 cents of the Commonwealth's 21-cent gasoline tax. Certain independent authorities and agencies within the Commonwealth are statutorily authorized to issue debt for which the Commonwealth is either directly, in whole or in part, or indirectly liable. The Commonwealth's liabilities with respect to these bonds and notes are classified as either (a) Commonwealth-supported debt; (b) Commonwealth-guaranteed debt; or (c) indirect obligations. Indirect obligations consist of (i) obligations of the Commonwealth to fund capital reserve funds pledged to certain Massachusetts Housing Finance Agency bonds, (ii) the obligation of the Commonwealth, acting through the Higher Education Coordinating Council ("HECC"), to fund debt service, solely from moneys otherwise appropriated to HECC, on certain community college program bonds issued by the Massachusetts Health and Educational Facilities Authority, (iii) the obligation of the Commonwealth, acting through the Executive Office of Public Safety ("EOPS"), to fund debt service from amounts appropriated by the Legislature to EOPS, on certificates of participation issued to finance the new Plymouth County Correctional Facility, and (iv) the obligation of the Commonwealth to make lease payments from amounts appropriated by the Legislature with respect to the Massachusetts Information Technology Center in the city of Chelsea,
Massachusetts. In addition, the Commonwealth has liabilities under certain tax-exempt capital leases. Commonwealth-guaranteed debt consists of certain liabilities arising out of the Commonwealth's guarantees of the bonds of the two higher education building authorities and certain bond anticipation notes of the Massachusetts Turnpike Authority. Commonwealth-supported debt arises from statutory requirements from payments by the Commonwealth with respect to debt service of the Massachusetts Bay Transportation Authority (including the Boston Metropolitan District), the Massachusetts Convention Center Authority, the Massachusetts Government Land Bank, the Steamship Authority and certain regional transit authorities. Hence, the Commonwealth's fiscal condition could adversely affect the market values and marketability of, or result in default in payment on, obligations of certain authorities and agencies.

Local Governments. Proposition 2 1/2, an initiative petition adopted by the voters of the Commonwealth of Massachusetts on November 4, 1980, constrains levels of property taxation and limits the charges and fees imposed on cities and towns by certain governmental entities, including county governments. At the time Proposition 2 1/2 was enacted, many cities and towns had property tax levels in excess of the limit and were therefore required to roll back property taxes with a concurrent loss of revenues. While many communities have responded to the limits of Proposition 2 1/2 through statutorily permitted overrides and exclusions (such as exclusion of debt service on specific bonds and notes), Proposition 2 1/2 has and will continue to restrain significantly the ability of cities and towns to pay for local services, including certain debt service. To mitigate the impact of Proposition 2 1/2 on local programs and services since 1980, the Commonwealth has increased payments to its cities, towns and regional school districts.


         A statute adopted by voter initiative petition in November, 1990, regulates the distribution of Local Aid to cities and towns. Direct Local Aid decreased from $2.937 billion in fiscal 1990 to $2.360 billion in fiscal 1992; increased to $2.547 billion in fiscal 1993 and increased to $2.727 billion in fiscal 1994. Fiscal 1995 expenditures for direct Local Aid were $2.976 billion. Fiscal 1996 expenditures for direct Local Aid were $3.246 billion. Fiscal 1997 expenditures for direct Local Aid were $3.534 billion, which is approximately 8.87% above fiscal 1996 level. Fiscal 1998 expenditures for direct Local Aid were $3.904 billion. The estimated local aid spending for fiscal 1999 was $4.218 billion. It is estimated that fiscal 2000 expenditures will total $4.456 billion and that fiscal 2001 expenditures will total $4.8 billion. Under the November, 1990 law, new Local Aid distribution formulas would have called for a substantial increase in direct Local Aid in fiscal 1992, and would call for such an increase in fiscal 1993 and in subsequent years. Local Aid payments explicitly remain subject to annual appropriation, and since the enactment of the law, appropriations for Local Aid did not meet the levels set forth in the initiative law. Reductions in, failure to fund or delays in the payment of Local Aid may create financial difficulties for certain municipalities or other local government entities.


Medicaid. The Medicaid program provides health care to low-income children and families, the disabled and the elderly. The program, which is administered by the Division of Medical Assistance (an agency within the Executive Office of Health and Human Services), is 50% funded by federal reimbursements.


         During  fiscal  years  1993,  1994,  1995,  1996,  1997,  1998 and 1999
Medicaid expenditures were $3.151 billion, $3.313 billion, $3.398 billion, $3.416 billion, $3.456, $3.666 and $3.856 billion, respectively. The average annual growth rate from fiscal 1995 to fiscal 1999 was 3.3%. There was a 6.1% increase from fiscal 1997 to fiscal 1998 , a 5.2% increase from fiscal 1998 to fiscal 1999, and a projected increase of 6.1% from fiscal 1999 to fiscal 2000. The Executive Office for Administration and Finance estimates that fiscal 2000 Medicaid expenditures will be approximately $4.092 billion. The recent growth is due to health care reform to expand healthcare coverage.

         Fiscal 1999 was projected by the Executive Office for Administration and Finance to be the sixth year with no need for supplemental Medicaid appropriations for current year expenses. Decreased reliance on supplemental appropriations reflects an effective management of Medicaid expenditures by the Commonwealth. Prior to fiscal 1994, substantial Medicaid expenditures were provided through supplemental appropriations because program requirements consistently exceeded initial appropriations. In addition, substantial amounts have been required to cover retroactive settlement of provider payments. Medicaid expenditures for fiscal 1992 of $2.818 billion included $50.0 million for prior year provider settlements. Fiscal 1994 and fiscal 1995 Medicaid expenditures included a total of approximately $123.0 million in retroactive rate settlements funded through the final fiscal 1994 supplemental budget to pay pre-1992 liabilities to hospitals and nursing homes. Fiscal 1996 expenditures included $9.4 million for final settlement of these hospital and nursing home liabilities.

Pensions. The Commonwealth is responsible for the payment of pension benefits for state employees and school teachers throughout the state and for the cost-of-living increases payable to local government retirees. In 1988, the Commonwealth adopted a funding schedule under which it is required to fund future pension liabilities currently and to amortize the accumulated unfunded liabilities over 40 years. Since the adoption of this schedule, the amount of the unfunded liability has been reduced significantly. Total pension expenditures increased at an average annual rate of 8% per year, rising from $751.5 million in fiscal 1992 to $1.005 billion in fiscal 1996. In fiscal 1996, a number of reform measures affecting pensions were enacted into law. Among the most notable were a measure consolidating the assets of the state employees' and teachers' retirement systems into a single investment fund and another that will reform the disability pension system. In fiscal 1998, the pension expenditure was $1.064 billion, a decrease of 4.0% over fiscal 1997 costs of $1.069 billion. Fiscal 1999 showed a further decrease of $93.88 million and $910 million is budgeted for fiscal 2000. $922 million is expected to be budgeted for fiscal 2001.


Investing in New York

         Some of the significant financial considerations relating to SNYTFF's investments in New York municipal securities are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Securities that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

         State Economy. New York is one of the most populous states in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.



         State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City (the "City") is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.


         The economic forecast of the State has also been modified for 2000 and 2001 from the mid-year forecast to reflect a stronger-than-expected economy. Continued growth is projected for 2000 and 2001 for employment, wages, and personal income, although the growth in employment will moderate from the 1999 pace. Personal income is estimated to have grown by 4.7 percent in 1999, fueled in part by a large increase in financial sector bonus payments at the year's end. Total bonus payments are projected to increase by 11 percent in 2000 and
10.5  percent in 2001.  Overall  employment  growth is expected to continue at a more modest pace than in 1999, reflecting the slower growth in the national economy, continued spending restraint by governmental employers, and restructuring in the manufacturing, health care, social service, and banking sectors.


         There can be no assurance that the State economy will not experience worse-than-predicted results, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

         State Budget. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.


         State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1 billion (1998-99). on March 31, 1999, the State adopted the debt service portion of the State budget for the 1999-2000 fiscal year; four months later, on August 4, 1999, it enacted the remainder of the budget. The Governor approved the budget as passed by the Legislature/ Prior to passing the budget in its entirety for the current fiscal year, the State enacted appropriations that permitted the State to continue its operations.

         The State revised the cash-basis 1999-2000 State Financial Plan on January 11, 2000, with the release of the 2000-01 Executive Budget. The State updated the Financial Plan on January 31, 2000 to reflect the Governor's amendments to his Executive Budget. After these changes, the Division of the Budget ("DOB") now expects the State to close the 1999-2000 fiscal year with an available cash surplus of $758 million in the General Fund, an increase of $733 million over the surplus estimate in the mid-year update. The larger projected surplus derives from $499 million in net higher projected receipts and $259 million in lower estimated disbursements. DOB revised both its projected receipts and disbursements based on a revise of actual operating results through December 1999, as well as an analysis of underlying economic and programmatic trends it believes may affect the Financial Plan for the balance of the year.

         The State plans to use the entire $758 million surplus to make additional deposits to reserve funds. As the close of the current fiscal year, the State expects to deposit $75 million from the surplus into the State's Tax Stabilization Reserve Fund ("TSRF") - the fifth consecutive annual deposit. In the 2000-01 Executive Budget, as amended, the Governor is proposing to use the remaining $683 million from the 1999-2000 surplus to fully finance the estimated 2001-02 and 2002-03 costs of his proposed tax reduction package ($433 million) and to increase the Debt Reduction Reserve Fund ("DRRF") ($250 million).

         DOB projects total General Fund disbursements of $37.06 billion in 1999-2000, a decline of $282 million from the October estimate. Of this amount, $33 million is related to the timing of spending and accounting adjustments and therefore does not contribute to the surplus projected by the DOB. The $33 million consists of lower timing-related spending of $65 million from the Community Projects Fund ("CPF") and $50 million from the Collective Bargaining Reserve, offset by the Medicaid reclassification of $82 million described above.

         Accordingly, lower disbursements since October contribute $249 million to the 1999-2000 surplus, which, when combined with the $10 million in lower disbursements recognized in the mid-year update, produce a total reduction in estimated disbursements of $259 million for the current year.

         State Operations is now projected to total $6.63 billion in 1999-2000. In the revised Financial Plan, $50 million of an original $100 million for new collective bargaining costs is set aside in a reserve to cover the cost of labor agreements in 1999-2000, and the balance is transferred to General State Charges in the current year to pay for the recently approved labor contract with State University employees and other labor costs. The remaining revisions to the State Operations estimate and timing-related changes that do not affect the surplus.

         The State projects a closing balance of $1.17 billion in the General Fund, after the tax refund reserve transaction. The balance is comprised of $548 million in the Tax Stabilization Reserve Fund ("TSRF") after a $75 million deposit in 1999-2000; $265 million in the CPF, which pays for Legislative initiatives; $250 million in the DRRF; and $107 million in the Contingency Reserve Fund ("CRF") (which guards against litigation costs).

         In addition to the General Fund closing balance of $1.17 billion, the State will have a projected $3.09 billion in the tax refund reserve account at the end of 1999-2000. The refund reserve account is used to adjust personal income tax collections across fiscal years to pay for tax refunds, as well as to accomplish other Financial Plan objectives. The projected balance of $3.09 billion is comprised of $1.82 billion in tax reduction reserves from the 1998-1999 surplus; $683 million from the 1999-2000 surplus; $521 million from LGAC that may be used to pay tax refunds during 2000-01 but must be on deposit at the close of the fiscal year; $50 million in collective bargaining reserves from 1999-2000; and $25 million in reserves for tax credits.

         The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and received almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

         The Governor presented his 2000-01 Executive Budget to the Legislature on January 10, 2000. The Executive Budget contains financial projections for the State's 1999-2000 through 2000-03 fiscal years; a detailed explanation of receipts estimates and the economic forecast on which it is based, and proposed Capital Program and Financing Plan for the 2000-01 through 2004-05 fiscal years. On January 31, 2000, the Governor submitted amendments to his Executive Budget, the most significant of which recommends eliminating all gross receipts taxes on energy providers.

         There can be no assurance that the Legislature will enact into law the Governor's Executive Budget, as amended, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth therein.

         The 2000-01 Financial Plan is projected to have receipts in excess of disbursements on a cash basis in the General Fund, after accounting for the transfer of available receipts from 1999-2000 to 2000-01. Under the Governor's Executive Budget, as amended, total General Fund receipts, including transfers from other funds, are projected at $38.62 billion, an increase o f $1.28 billion (3.4 percent) over the current fiscal year. General Fund disbursements, including transfers to other funds, are recommended to grow by 2.3 percent to $37.93 billion, an increase of $869 million over 1999-2000. State Funds spending (the portion of the budget supported exclusively by State taxes, fees, and revenues) is projected to total $52.46 billion, an increase of $2.57 billion or
5.1 percent. Spending from All Government Funds is expected to grow by 5.5 percent, increasing by $4.0 billion to $76.82 billion.

         The State projects a closing balance of $1.61 billion in the General Fund at the end of 2000-01. This balance is comprised of a $433 million reserve set aside from the 1999-2000 surplus to finance the estimated costs of the Governor's proposed tax reduction package in 2001-02 and 2002-03, $475 million in cumulative reserves for collective bargaining ($425 million from 2000-01 plus $50 million from 1999-2000), $548 million in the TSRF, and $150 million in the CRF after a proposed $43 million deposit in 2000-01. The change in the closing fund balance compared to 1999-2000 results from the planned use in 2000-01 of $265 million for existing legislative initiatives financed from the CPF and the reclassification of DRF into the CPF, offset by increased reserves for collective bargaining, tax reduction, and litigation discussed above.

         In addition to the General Fund closing balance of $1.61 billion, the State will have a projected $567 million in the tax refund reserve at the end of 2000-01. Also, $1.2 billion is proposed to be on deposit in the Star Special Revenue Fund to be used in 2001-02 for State-funded local tax reductions and $250 million is proposed to be on deposit in the DRRF. The balance in the DRRF is projected to be used in 2001-02 to retire existing high-cost State-supported debt and increase pay-as-you-go financing of capital projects.

         Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. The projections assume no changes in federal tax law, which could substantially alter the current receipts forecast. In addition, these projections do not include funding for new collective bargaining agreements after the current contracts expire . Actual results, however, could differ materially and adversely from their projections, and those projections may be changed materially and adversely from time to time.


         Debt Limits and Outstanding Debt. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.


         The State may undertake  short-term  borrowings  without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

         The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the state to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.

         Sustained  growth in the State's  economy  could  contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. The State assumes that the 2000-01 Financial Plan will achieve $500 million in savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to help bring projected disbursements and receipts into balance. The projections do not assume any gap-closing benefit from the potential settlement of State claims against the tobacco industry.

         On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds. Subsequent to that time, the State's general obligations have not been downgraded by S&P.

         On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations.


         New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual -obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.


         Litigation. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non-Indian consumers on Indian reservations; and (4) a challenge to the Governor's application of his constitutional line item veto authority.

         Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of State of Delaware v. State of New York, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's
1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain moneys held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions were paid in 1998.

         The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the current fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan.


         Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.


         On November 23, 1998, the attorneys general for forty-six states (including New York) entered into a master settlement agreement ("MSA") with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation.

         From 1999-2000 through 2002-03, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, will receive settlement payments of $1.47 billion over the same period.

         Authorities. The fiscal stability of New York State is related, in Part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.


         Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.


         In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

         New York City and Other Localities. The fiscal health of the State may also be impacted by the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.


         In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.


         On July 2, 1985, S&P revised its rating of City bonds upward to BBB + and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City's general obligation debt and placed the ratings on Credit Watch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds. Subsequent to that time, the City's general obligation bonds have not been downgraded by S&P.

         Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baal. On February 25, 1998, Moody's upgraded approximately $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's affirmed its A3 rating to the City's general obligations and stated that its outlook was stable.

         On March 8, 1999, Fitch IBCA upgraded New York City's $26 billion outstanding general obligation bonds from A- to A. Subsequent to that time, the City's general obligation bonds have not been downgraded by Fitch IBCA.


         New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance

Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City.


         Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York-State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.



         Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

         The projections set forth in the City's Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

         To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. The City issues securities to finance the rehabilitation of its infrastructure and other capital needs and to refinance existing debt, as well as for seasonal financing needs. In fiscal year 1998 and again in fiscal year 2000, the State constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent these disruptions in the capital program, two entities were created to issue debt to increase the City's capital financing capacity: (i) the State Legislature created the Transitional Finance Authority ("TFA") in 1997, and (ii) the City created the Tobacco Settlement Asset Securitization Corporation in 1999. Despite these actions, the City, in order to continue its capital program, will need additional financing capacity in fiscal year 2002, which could be provided through increasing the borrowing authority of the TFA or amending the State constitutional debt limit.


         The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.


         The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

         Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the fiscal year.


         Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.





         Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

         From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing the State assistance in the future.


         Year 2000 Compliance. To date, the State has experienced no significant Year 2000 computer disruptions. Monitoring will continue over the next few months to identify and correct any problems that may arise. However, there can be no assurance that outside parties who provide goods and services to the State will not experience computer problems related to Year 2000 programming in the future, or that such disruptions, if they occur, will not have an adverse impact on State operations or finances .


Investing in California

SCTFF invests primarily in California municipal securities. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information available as of the date of the prospectus from official statements and prospectuses relating to securities offerings of the State of California and various local agencies in California. While the sponsors have not independently verified such information, they have no reason to believe that such information is not correct in all material respects.

Economic Factors


         1995-96 through 1997-98 Fiscal Years. With the end of the recession of the early 1990's, and a growing economy beginning in 1995, the State's financial condition improved markedly through a combination of increasing revenues, slowdown in growth of social welfare programs, and continued spending restraint.

         The economy grew strongly during these fiscal years, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97 , $2.4 billion in 1997-98 and $1.7 billion in 1998-99) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97and to fund new program incentives in 1998-1999. The accumulated budget deficit from the recession years was eliminated.


1998-99 Fiscal Year Budget


         The following were major features of the 1998 Budget Act and certain additional fiscal bills enacted before the end of the legislative session:

         1. The most significant feature of the 1998-99 Budget was agreement on a total of $1.4 billion of tax cuts. The central element was a bill which provided for a phased-in reduction of the Vehicle License Fee (VLF). Since the VLF is transferred to cities and counties under existing law, the bill provided for the General Fund to replace the lost revenues. Starting on January 1, 1999, the VLF was reduced by 25%, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.

         In addition to the cut in VLF, the 1998-99 Budget included both temporary and permanent increases in the personal income tax dependent credit ($612 million General Fund cost in 1998-99 but less in future years), a nonrefundable renters tax credit ($133 million), and various targeted business tax credits ($106 million).

         2. Proposition 98 funding for K-14 schools was increased by $1.7 billion in General Fund moneys over revised 1997-98 levels, approximately $500 million higher than the minimum Proposition 98 guaranty. Of the 1998-99 funds, major new programs included money for instructional and library materials, previously deferred maintenance, support for increasing the school year to 180 days and reduction of class sizes in Grade 9.

         3. Funding for higher education increased substantially above the actual 1997-98. General Fund support was increased by $340 million (15.6%) for the University of California and $267 million (14.1%) for the California State University system. In addition, Community Colleges funding increased by $300 million (6.6%).


         5. The Budget included increased funding for health, welfare and social services programs. A 4.9% grant increase was included in the basic welfare grants, the first increase in those grants in 9 years.


         6. Funding for the judiciary and criminal justice programs increased approximately 11% over 1997-98, primarily to reflect increased State support for local trial courts and rising prison population.

         7. Major legislation enacted after the 1998 Budget Act included new funding for resources projects, a share of the purchase of the Headwaters Forest, funding for the Infrastructure and Economic Development Bank ($50 million) and funding for the construction of local jails. The State realized savings of $433 million from a reduction in the State's contribution to the State Teacher's Retirement System in 1998-1999.

1999-2000 Fiscal Year Budget

         On January 8, 1999, Governor Davis released his proposed budget for Fiscal Year 1999-2000 (the "January Governor's Budge"). The January Governor's Budget generally reported that general fund revenues for FY 1998-99 and FY 1999-2000 would be lower than earlier projections (primarily due to weaker overseas economic conditions perceived in late 1998), while some caseloads would be higher than earlier projections. The January Governor's Budget proposed $60.5 billion of general fund expenditures in FY 1999- 2000, with a $415 million SFEU reserve at June 30, 2000.

         The 1999 May Revision showed an additional $4.3 billion of revenues for combined fiscal years 1998-99 and 1999-2000. The final Budget Bill was adopted by the Legislature on June 16, 1999, and was signed by the Governor on June 16, 1999, and was signed by the Governor on June 29, 1999 (the "1999 Budget Act"), meeting the Constitutional deadline for budget enactment for only the second time in the 1990's.

         The final 1999 Budget Act estimated General Fund revenues and transfers of $63.0 billion, and contained expenditures totaling $63.7 billion after the Governor used his line-item veto to reduce the legislative Budget Bill expenditures by $581 million (both General Fund and Special Fund). The 1999 Budget Act also contained expenditures of $16.1 billion from special funds and $15 billion from bond funds. The Administration estimated that the State's Special Fund for Economic Uncertainties (the "SFEU") would have a balance at June 30, 2000, of about $880 million. Not included in this amount was an additional $300 million which (after the Governor's vetoes) was "set aside" to provide funds for employee salary increases (to be negotiated in bargaining with employee unions), and for litigation reserves. The 1999 Budget Act anticipates normal cash flow during the fiscal year.

         The principal features of the 1999 Budget Act include the following:

         1. Proposition 98 funding for K-12 schools was increased by $1.6 billion I General Fund moneys over revised 1998-99 levels, $108.6 million higher than the minimum Proposition 98 guarantee. Of the 1999-2000 funds, major new programs included money for reading improvement, new textbooks, school safety, improving teacher quality, funding teacher bonuses, providing greater accountability for school performance, increasing preschool and after school care programs and funding deferred maintenance of school facilities.

         2. Funding for higher education increased substantially above the actual 1998-99 level. General Fund support was increased by $184 million (7.3 percent) for the University of California and $126 million (5.9 percent) for the California State University system. In addition, Community Colleges funding increased by $324.3 million (6.6 percent). As a result, undergraduate fees at the University of California and the California State University System will be reduced for the second consecutive year, and the per-unit charge at Community Colleges will be reduced by $1.

         3. The Budget included increased funding of nearly $600 million for health and human services.

         4. About $800 million from the General Fund will be directed toward infrastructure costs, including $425 million in additional funding for the Infrastructure Bank, initial planning costs for a new prison in the Central Valley, additional equipment for train and ferry service, and payment for deferred maintenance for state parks.

         5. The Legislature enacted a one-year additional reduction of 10 percent of the VLF for calendar year 2000, at a General Fund cost of about $250 million in each of FY 1999-2000 and 2000-01 to make up lost funding to lost governments. Conversion of this one time reduction to a permanent cut will remain subject to the revenue tests in the legislation adopted last year.

         6. A one-time appropriation of $150 million, to be split between cities and counties, was made to offset property tax shifts during the early 1990's. Additionally, an ongoing $50 million was appropriated as a subvention to cities for jail booking or processing fees charged by counties when an individual arrested by city personnel is taken to a county detention facility.

         The revised 1999-2000 budget included in the 2000-01 Governor's Budget also reflects the latest estimated costs or savings as provided in various legislation passed and signed after the 1999 Budget Act. The revised budget includes $730 million for various departments for enrollment, caseload and population changes and $562 million for Smog Impact Fee refunds. Revised 1999-2000 revenues are $65.2 billion or $2.2 billion higher than projections at the 1999 Budget Act. Revised 1999-2000 expenditures are $65.9 billion or $2.1 billion higher than projections at the 1999 Budget Act.

         The State's Legislative Analyst ("LAO") issued a report in February 2000 indicating General Fund revenues for the 18-month period (January 2000 through June 2001) could be as much as $4.2 billion higher than the 2000-01 Governor's Budget estimates. The LAO estimate was issued after analyzing actual revenues for December 1999 and January 2000, which were not available at the time the Governor's budget estimates were prepared. The LAO report assumed the continuation of strong economic growth in the State during this period.

Proposed 2000-01 Fiscal Year Budget

         On January 10, 2000, Governor Davis revised his proposed budget for fiscal year 2000-01. The 2000-01 Governor's Budget generally reflects that General Fund revenues for Fiscal Year 1999-2000 will be higher than projections made at the time of the 1999 Budget Act.

         The Governor's Budget projects General Fund revenues and transfers in 2000-01 of $68.2 billion. This includes anticipated payments from the tobacco litigation settlement of $387.9 million and the receipt of one-time revenue from the sale of assets. More accurate revenue estimates will be available in May and June before the adoption of the Budget. The Governor has proposed $167 million in tax reduction initiatives.

         The Governor's Budget proposes General Fund expenditures of $68.8 billion. Included in the Budget are set-asides of $500 million for legal contingencies and $100 million for various one-time legislative initiatives. Based on the proposed revenues and expenditures, the Governor's Budget projects the June 30, 2001 balance in the SFEU to be $1.238 billion.


         Constitutional, Legislative and Other Factors. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.

         Revenue Distribution. Certain Debt Obligations in the Portfolio may be obligations of issuers that rely in whole or in part on California State revenues for payment of these obligations. Property tax revenues and a portion of the State's general fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's general fund will be distributed in the future to counties, cities and their various entities is unclear.

         Health Care Legislation. Certain Debt Obligations in the Portfolio may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Debt Obligations.

         The Federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to Medi-Cal beneficiaries in the future.


         Under this approach, in most geographical areas of California, only those hospitals that enter into a Medi-Cal contract with the State of California will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.


         California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.


         These Debt Obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured Debt Obligations, the State Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated State funds. The Office of Statewide Health Planning and Development, commissioned various studies commencing in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. The most recent study, prepared in December 1998 by Ernst & Young LLP, concluded, among other things, that although the fund would not meet California private insurance reserve standards, reserves were sufficient and, assuming "normal and expected" conditions, the Health Facility Construction Loan Insurance Fund, as of June 30, 1998, should maintain a positive balance over the long term.

         Mortgages and Deeds. Certain Debt Obligations in the Portfolio may be obligations that are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions that limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

         Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale after expiration of the three-month reinstatement period, which notice of sale must be given at least 20 days before the scheduled sale date. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.


         In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.


         Certain Debt Obligations in the Portfolio may be obligations that finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California anti-deficiency legislation, there is no personal recourse against a mortgagor of a single-family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

         Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations that financed such home mortgages.

         Proposition 13. Certain of the Debt Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.


         Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under `full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.


         Legislation enacted by the California Legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.

         Proposition 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added
Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.


         Proposition 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or
(c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

         Proposition 98 permits the Legislature -- by two-thirds vote of both houses, with the Governor's concurrence -- to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.





         Proposition 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 -- on the June 5, 1990 ballot as Proposition 111 -- was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the State and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of State general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempted from the State appropriations limit funding for capital outlays.

         Proposition 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:

         1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

         2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

         3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

         4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

         5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

         6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

         7. Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

         8. Permits these provisions to be amended exclusively by the voters of the State of California.

         In September 1988, the California Court of Appeal in City of Westminster v. County of Orange, 204 Cal.App. 3d 623, 215 Cal.Rptr. 511 (Cal.Ct.App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v. Logan, (1991) 230 Cal.App.3d 1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review both the City of Westminster and the City of Woodlake decisions.

         In Santa Clara Local Transportation  Authority v. Guardino,  (Sept. 28,
1995) 11 Cal.4th 220,  reh'g denied,  modified  (Dec. 14, 1995) 12 Cal.4th 344e, the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of Woodlake decision as erroneous. The Court did not determine the correctness of the City of Westminster decision, because that case appeared distinguishable, was not relied on by the parties in Guardino, and involved taxes not likely to still be at issue. It is impossible to predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the City of Woodlake case.

         In McBrearty v. City of Brawley, 59 Cal. App. 4th 1441, 69 Cal. Rptr. 2d 862 (Cal. Ct. App. 1997), the Court of Appeal held that the city of Brawley must either hold an election or cease collection of utility taxes that were not submitted to a vote. In 1991, the city of Brawley adopted an ordinance imposing a utility tax on its residents and began collecting the tax without first seeking voter approval. In 1996, the taxpayer petitioned for writ of mandate contending that Proposition 62 required the city to submit its utility tax on residents to vote of local electorate. The trial court issued a writ of mandamus and the city appealed.


         First, the Court of Appeal held that the taxpayer's cause of action accrued for statute of limitation purposes at the time of the Guardino decision rather than at the time when the city adopted the tax ordinance which was July 1991. Second, the Court held that the voter approval requirement in Proposition 62 was not an invalid mechanism under the state constitution for the involvement of the electorate in the legislative process. Third, the Court rejected the city's argument that Guardino should only be applied on a prospective basis. Finally, the Court held Proposition 218 (see discussion below) did not implicitly protect any local general taxes imposed prior to January 1, 1995 against challenge.


         Assembly Bill 1362 (Mazzoni), introduced February 28, 1997, which would have made the Guardino decision inapplicable to any tax first imposed or increased by an ordinance or resolution adopted before December 14, 1995, was vetoed by the Governor on October 11, 1997. The California State Senate passed the Bill on May 16, 1996 and the

California State Assembly passed the bill on September 11, 1996. It is not clear whether the Bill, if enacted, would have been constitutional as a non-voted amendment to Proposition 62 or as a non-voted change to Proposition 62's operative date.

         Proposition 218. On November 5, 1996, the voters of the State approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. As discussed below, a California appellate court in the case of Consolidated Fire Protection Dist. et al. v. Howard Jarvis Taxpayers' Assoc., 63 Cal. App. 4th 211 (1998) upheld one of the provisions of Proposition 218. However, if upheld, Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court.

         Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund. Proposition 218 also provides that any general tax imposed, extended or increased without voter approval by any local government on or after January 1, 1995 and prior to November 6, 1996 shall continue to be imposed only if approved by a majority vote in an election held within two years of November 6, 1996.

         Article XIII C of Proposition 218 also expressly extends the initiative's power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative's power to some extent constitutionalizes the March 6, 1995 State Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held that the State constitution does not preclude the repeal, including the prospective repeal, of a tax ordinance by an initiative, as contrasted with the State constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi v. Brown by expanding the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.

         The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.

         Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

         Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. This aspect of Proposition 218, section 4 of Article XIIID, was found not to constitute an unlawful referendum pursuant to
Article II, section 9 of the California Constitution. Following Guardino, supra, in this regard, the court held that these "balloting procedures" were constitutional. Consolidated Fire Protection., supra, at 225-26. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

         Proposition 87. On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989.

                POLICIES AND TECHNIQUES APPLICABLE TO THE FUNDS


When-Issued Securities. Each Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, the purchaser makes no payment to the issuer and no interest accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, a Fund will earn no income; however, it is intended that a Fund will be fully invested to the extent practicable and subject to the policies stated herein. When-issued or forward delivery purchases are negotiated directly with the other party, and are not traded on an exchange. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. Each Fund does not believe that a Fund's net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. Each Fund will not enter into such transactions for leverage purposes.

Stand-by Commitments. Each Fund subject to the receipt of any required regulatory authorization may acquire "stand-by commitments," which will enable a Fund to improve its portfolio liquidity by making available same day settlements on portfolio sales (and thus facilitate the payment of same day payments of redemption proceeds in federal funds). A Fund may enter into such transactions subject to the limitations in the rules under the 1940 Act. A stand-by commitment is a right acquired by the Fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at a Fund's option, at a specified price. Stand-by commitments are also known as "puts." Each Fund's investment policies permit the acquisition of stand-by commitments solely to facilitate portfolio liquidity. The exercise by a Fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.


         Stand-by commitments acquired by a Fund will have the following features: (1) they will be in writing and will be physically held by the Funds' custodian, State Street Bank and Trust Company; (2) a Fund's rights to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default;
(4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) a Fund's acquisition cost (excluding the cost, if any, of the stand-by commitment) of the municipal obligations which are subject to the commitment (excluding any accrued interest which a Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date. A Fund expects to refrain from exercising a stand-by commitment in the event that the amount receivable upon exercise of the stand-by commitment is significantly greater than the then current market value of the underlying municipal obligations, determined as described below under "Net Asset Value," in order to avoid imposing a loss on a seller and thus jeopardizing a Fund's business relationship with that seller.

         Each Fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" by a Fund in either manner for outstanding stand-by commitments will not exceed 1/2 of 1% of the value of the total assets of the Fund calculated immediately after any stand-by commitment is acquired. If the Fund pays additional consideration for a stand-by commitment, the yield on the security to which the stand-by commitment relates will, in effect, be lower than if a Fund had not acquired such stand-by commitment.

         It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Trustees will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where the Fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

         Management understands that the Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a stand-by commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. There is no assurance that stand-by commitments will be available to the Fund nor has the Fund assumed that such commitments would continue to be available under all market conditions.

Third Party Puts. Each Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest or downgrading of a bond to below investment grade or a loss of its tax-exempt status, the put option will terminate automatically and the risk to a Fund will be that of holding a long-term bond. A Fund may be assessed "tender fees" for each tender period at a rate equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the bond coupled with the option to trade at par on the date of such determination.

         These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments discussed above. Each Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage a Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

Variable Rate Demand Instruments. Each Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Funds to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent.


Municipal Lease Obligations and Participation Interests. A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a Fund's original investment.


         Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts.

         Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a Fund may be determined by the Adviser to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Fund.

         Each Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a Fund with the right to demand payment, on not more than seven days' notice, of all or any part of such Fund's participation interest in the underlying municipal lease obligation, plus accrued interest. Each Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax and Massachusetts state income tax.

Illiquid Securities. Each Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the 1933 Act, or the availability of an exemption from registration (such as Rule
144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the net assets of SMTFF, SNYTFF and SCTFF. The Trust's Board of Trustees has approved guidelines for use by the Adviser in determining whether a security is illiquid.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which a Fund is permitted or able to sell such security, a Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, a Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors the Adviser may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

Repurchase Agreements. Each Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness has been determined by the Adviser to be at least equal to that of issuers of commercial paper rated within the two highest quality ratings categories assigned by Moody's, S&P or Fitch.

         A repurchase agreement provides a means for the Fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to the Fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Reverse Repurchase Agreements. Each Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund will maintain a segregated account, as described under "Use of Segregated and Other Special Accounts" in connection with outstanding reverse repurchase agreements. Reverse repurchase agreements are deemed to be borrowings subject to the Fund's investment restrictions applicable to that activity. The Fund will enter into a reverse repurchase agreement only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. There is no current intention to invest more than 5% of the Fund's net assets in reverse repurchase agreements.

Indexed Securities. Each Fund may each invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which a Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

Securities Backed by Guarantees. Certain Funds may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a Fund and affect its share price.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.

         In the course of pursuing these investment strategies, the Funds may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, and enter into various transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit
(except to the extent that 80% of the Funds' net assets are required to be invested in tax-exempt municipal securities, and as limited by the Funds' other investment restrictions) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Funds' portfolio resulting from securities markets fluctuations, to protect the Funds' unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Funds' portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Funds to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter the fundamental investment purposes and characteristics of the Funds and each Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of a Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of that Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many

Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. A Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing.

         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

         Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes a Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of such Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes and for duration management, and for risk management and return enhancement, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Each Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio management and return enhancement purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a Fund may enter are interest rate and index and other swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as each Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and each Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Each Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require that Fund to hold the securities subject to the call or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require that Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires that Fund to segregate cash or liquid assets equal to the exercise price.

         OTC options entered into by a Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, that Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, and that Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         Each Fund's activities involving Strategic  Transactions may be limited
by  the   requirements  of  Subchapter  M  of  the  Internal  Revenue  Code  for
qualification as a regulated investment company. (See "TAXES.")

         Inverse Floaters. Each of the Funds may invest in inverse floaters. Inverse floaters are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of security involve special risks as compared to investments in, for example, a fixed rate municipal security. The fund could lose money and its NAV could decline if movements in interest rates are incorrectly anticipated. Moreover, the markets for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities.


         Interfund Borrowing and Lending Program. The Funds have received exemptive relief from the SEC which permits the Funds to participate in an interfund lending program among certain investment companies advised by the Adviser. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.


         Trustees'   Power  to  Change   Objective  and   Policies.   Except  as
specifically stated to the contrary, the objectives and policies stated above may be changed by the Trustees without a vote of the shareholders of the Funds.

Investment Restrictions

         Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of that Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% of the shares of a Fund present at a meeting if the holders of more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

         As a matter of fundamental policy SMTFF and SNYTFF have each elected to be classified as a non-diversified series of an open-end investment company;
SCTFF has elected to be classified as a diversified series of an open-end investment company. In addition, as a matter of fundamental policy SMTFF, SNYTFF and SCTFF each will not:

         (1)      borrow  money,  except as permitted  under the 1940 Act and as
                  interpreted  or  modified  by  regulatory   authority   having
                  jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time (except that Scudder New York Tax Free Money Fund reserves the freedom of action to concentrate its investments in instruments issued by domestic banks);

         (4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (6)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities; or

         (7)      make  loans  except  as  permitted  under  the 1940 Act and as
                  interpreted  or  modified  by  regulatory   authority   having
                  jurisdiction, from time to time.

         As a matter of fundamental policy, SMTFF will:

         (8) have at least 80% of its net assets invested in municipal securities of issuers located in Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) during periods of normal market conditions.

         As a matter of fundamental policy, SNYTFF will:


         (9)      have at  least  80% of its net  assets  invested  in New  York
                  municipal   securities   during   periods  of  normal   market
                  conditions.

         As a matter of non-fundamental policy, SMTFF, SNYTFF and SCTFF each may not:

         (i) borrow money in an amount greater than 5% of its total assets, exceptfor temporary or emergency purposes;


         (ii) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (iii) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (iv) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (v) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (vi) lend portfolio securities in an amount greater than 5% of its total assets.


                                    PURCHASES

     Class AARP shares will be available for purchase after October 2, 2000


Additional Information About Opening an Account


         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1000 for Class AARP shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum for Class S and $1,000 for Class AARP), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number:
9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly. Investors interested in investing in Class AARP should call 800-253-2277 for further instructions.

         The minimum initial purchase amount is less than $2,500 for Class S under certain special plan accounts and is $1,000 for Class AARP.

Minimum Balances


         Shareholders should maintain a share balance worth at least $2,500 for Class S and $1,000 for Class AARP ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.


         The Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

         o assess an annual $10 per Fund charge (with the fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500 for Class S and $1,000 for Class AARP; and


         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Additional Information About Making Subsequent Investments


         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Contact the Distributor at 1-800-SCUDDER for additional information. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.


Additional Information About Making Subsequent Investments by QuickBuy


         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on The New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are not available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


         Investors interested in making subsequent investments in Class AARP should call 800-253-2277 for further instruction.


Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.


         If shares of the Fund are purchased by a check that proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.


Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.

Share Price


         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.

         There is no sales charge in connection with the purchase of shares of any class of the Funds.


Share Certificates

         Due to the desire of the Trusts' management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.


         All issued and outstanding shares of what were formerly AARP Funds that were subsequently consolidated or merged into existing Scudder Funds were simultaneously cancelled on the books of the AARP Funds. Share certificates representing interests in shares of the AARP Fund will represent a number of shares of Class AARP of the Scudder Fund into which the AARP Fund was consolidated or merged. Class AARP of shares of each Fund will not issue certificates representing shares in connection with the consolidation or merger.


Other Information

         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

         The Boards of Trustees and the Distributor each has the right to limit, for any reason, the amount of purchases by, and to refuse to, sell to any person, and each may suspend or terminate the offering of shares of the Fund at any time for any reasons.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor. The Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS


   Class AARP shares will be available to shareholders after October 2, 2000


Exchanges


         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account is established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line"
(SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500 for Class S and $1,000 for Class AARP. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.


         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder Fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.


         There is no charge to the shareholder for any exchange described above (except for exchanges from funds that impose a redemption fee on shares held less than a year). An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")


         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. Each Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes of Scudder Funds. For more information, please call 1-800-225-5163. Investors interested in exchanging Class AARP shares of a Fund should call 800-253-2277 for more information.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.


Redemption by Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem up to $100,000 to their address of record. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit Sharing, Scudder 401(k) and Scudder 403(b) Plan holders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appear on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         Telephone redemption is not available with respect to shares held in retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for each wire redemption.

         Note: Investors designating that a savings bank receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their banks and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.


         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.


Redemption By QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders that wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.


         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.


Redemption by Mail or Fax


         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be dully endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.


         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).


         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.


         The requirements for IRA redemptions are different from those of regular accounts. For more information call 1-800-225-5163.

Redemption by Checkwriting

         By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. Each Fund pays the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. The Funds, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the "Checkwriting" procedure.

Redemption-in-Kind


         The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.


Other Information


         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Fund does not impose a redemption or repurchase charge although a wire charge will be charged for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund and redemptions by Checkwriting, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")


         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

The No-Load Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under Rule 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.


         Because funds and classes in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder uses the phrase no-load to distinguish Scudder funds and classes from other load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

 Internet access

World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for Class AARP shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provide access to the Scudder investor relations department via e-mail. The sites also enable users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders that have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.


         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

Dividends and Capital Gains Distribution Options


         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP or by sending written instructions to the Transfer Agent. Please include your account number with your written request.


         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.


         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in the Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Reports to Shareholders

         The Trusts issue shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.

Transaction Summaries


         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP.


                           THE SCUDDER FAMILY OF FUNDS


         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds; a list of Scudder's funds follows.


MONEY MARKET
         Scudder U.S. Treasury Money Fund
         Scudder Cash Investment Trust
         Scudder Money Market Series+


 TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund


 TAX FREE

          Scudder Medium Term Tax Free Fund
          Scudder Managed Municipal Bonds
          Scudder High Yield Tax Free Fund**
          Scudder California Tax Free Fund*
          Scudder Massachusetts Tax Free Fund*
          Scudder New York Tax Free Fund*

 U.S. INCOME

         Scudder Short Term Bond Fund
         Scudder GNMA Fund
         Scudder Income Fund
         Scudder Corporate Bond Fund
         Scudder High Yield Bond Fund

GLOBAL INCOME
         Scudder Global Bond Fund
         Scudder Emerging Markets Income Fund

ASSET ALLOCATION
         Scudder Pathway Series: Conservative Portfolio
         Scudder Pathway Series: Balanced Portfolio
         Scudder Pathway Series: Growth Portfolio


 U.S. GROWTH AND INCOME
         Scudder Balanced Fund
         Scudder Dividend & Growth Fund
         Scudder Growth and Income Fund

------------------

+ The institutional  class of shares is not part of the Scudder Family of Funds.

         Scudder Select 500 Fund
         Scudder S&P 500 Index Fund


U.S. GROWTH

     Value
         Scudder Large Company Value Fund
         Scudder Value Fund**
         Scudder Small Company Value Fund
         Scudder Micro Cap Fund

     Growth

         Scudder Classic Growth Fund**
         Scudder Large Company Growth Fund
         Scudder Select 1000 Growth Fund
         Scudder Development Fund
         Scudder 21st Century Growth Fund**


GLOBAL EQUITY

     Worldwide
         Scudder Global Fund
         Scudder International Fund***
         Scudder Global Discovery Fund**
         Scudder Emerging Markets Growth Fund
         Scudder Gold Fund

     Regional

         Scudder Greater Europe Growth Fund Scudder Pacific Opportunities Fund Scudder Latin America Fund The Japan Fund, Inc.**


INDUSTRY SECTOR FUNDS

     Choice Series
         Scudder Health Care Fund
         Scudder Technology Fund


SCUDDER PREFERRED SERIES
         Scudder Tax Managed Growth Fund
         Scudder Tax Managed Small Company Fund


***Only the International Shares are part of the Scudder Family of Funds


         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained

----------------------

** Only the Scudder Shares are part of the Scudder Family of Funds.

by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890 for Class S shares or 1-800-253-2277 for Class AARP shares..


         Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

         Detailed information on any Scudder investment plan, including applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plans. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Automatic Withdrawal Plan

         Non-retirement plan shareholders who currently own or purchase $10,000 or more of shares of a Fund may establish an Automatic Withdrawal Plan. The investor can then receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP.


Cash Management System -- Group Sub-Accounting Plan for Trust Accounts, Nominees and Corporations

         To minimize record-keeping by fiduciaries and corporations, arrangements have been made with the Transfer Agent to offer a convenient group sub-accounting and dividend payment system to bank trust departments and others. Debt obligations of banks which utilize the Cash Management System are not given any preference in the acquisition of investments for a Fund.

         In its discretion, a Fund may accept minimum initial investments of less than $2,500 as part of a continuous group purchase plan by fiduciaries and others (e.g., brokers, bank trust departments, employee benefit plans) provided that the average single account in any one Fund in the group purchase plan will be $2,500 or more. A Fund may also wire all redemption proceeds where the group maintains a single designated bank account.

         Shareholders who withdraw from the group purchase plan through which they were permitted to initiate accounts under $2,500 will be subject to the minimum account restrictions described under "EXCHANGES AND REDEMPTIONS -- Other Information."

Automatic Investment Plan


         Shareholders may arrange to make periodic investments in Class S shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for Class S .

         Shareholders may arrange to make periodic investments in Class AARP of each Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $500. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open a Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any Class AARP for $500 a month if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.


         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act


         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through the Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.


         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         Each Fund will follow the practice of distributing substantially all, and in no event less than 90%, of its taxable and tax-exempt net investment income (defined under "ADDITIONAL INFORMATION -- Glossary") and any excess of net realized short-term capital gains over net realized long-term capital losses. Each Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, if it appears to be in the best interest of a Fund and its shareholders, a Fund may retain all or part of such gain for reinvestment.

         Dividends will be declared daily and distributions of net investment income will be made monthly. Any dividend declared in October, November, or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Distributions of net short-term and net long-term capital gains realized during each fiscal year, if any, will be made annually within three months after the end of each Fund's fiscal year end. An additional distribution may also be made (or treated as made) in November or December if necessary to avoid the excise tax enacted by the Tax Reform Act of 1986 (See "TAXES," below). Both types of distributions will be made in shares of a Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the percentage of the prior calendar year's distributions which a Fund has designated as tax-exempt and the percentage of such tax-exempt distributions treated as a tax-preference item for purposes of the alternative minimum tax.

                             PERFORMANCE INFORMATION

         From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for one year, five years and for the life of a Fund, ended on the last day of a Fund's fiscal year end. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment, over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
         Where:
                    T        =       Average annual total return
                    P        =       a hypothetical initial investment of $1,000
                    n        =       Number of years
                    ERV      =       Ending  redeemable  value:  ERV  is the
                                     value,   at  the  end  of  the  applicable
                                     period,    of   a   hypothetical    $1,000
                                     investment made at the beginning of the applicable period.


         Average Annual Total Return for periods ended March 31,  2000


                                                      One          Five            Ten           Life of
                                                      Year         Years           Years           Fund
                                                      ----         -----           -----           ----

Scudder Massachusetts Tax Free  Fund - Class S+       -0.13%        5.67%            7.23%           --
Scudder New York Tax Free Fund *                      -.0.74        5.65             6.99            --
Scudder California Tax Free Fund *                    -0.21         6.10             7.24            --


+ If the Adviser had not maintained Fund expenses and had imposed a full management fee, average annual total returns would have been lower.

* On October 2, 2000, the Fund will have two classes of shares: Class S and Class AARP. The performance reflected here is for Class S.


Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
         Where:
                    C        =        Cumulative Total Return
                    ERV      =        Ending  redeemable  value:  ERV  is the
                                      value,   at  the  end  of  the  applicable
                                      period,    of   a   hypothetical    $1,000
                                      investment made at the beginning of the applicable period.


         Cumulative Total Returns for the period ended March 31,  2000


                                                             One          Five            Ten          Life of
                                                            Year         Years           Years           Fund
                                                            ----         -----           -----           ----

Scudder Massachusetts Tax Free  Fund - Class S+             -0.13%          31.77%         101.06%         --
Scudder New York Tax Free Fund *                            -0.74          31.64           96.46           --
Scudder California Tax Free Fund *                          -0.21          34.46          101.18           --


+ If the Adviser had not maintained Fund expenses and had imposed a full management fee, cumulative total returns would have been lower.

* On October 2, 2000, the Fund will have two classes of shares: Class S and Class AARP. The performance reflected here is for Class S.

Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

SEC Yield

         Yield for each Fund is the net annualized SEC yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Yield, sometimes referred to as the Fund's "SEC yield," is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((a-b)/cd + 1)^6 - 1]
                                     Where:
                    a        =        Dividends and interest  earned during the
                                      period  including  the  amortization  of
                                      market premium or accretion of market
                                      discount.
                    b        =        Expenses accrued for the period (net of
                                      reimbursements).
                    c        =        The  average  daily  number of shares
                                      outstanding  during  the period  that were
                                      entitled to receive dividends.
                    d        =        The maximum offering price per share on
                                      the last day of the period.


     30-day Net-Annualized SEC Yields for the period ended March 31,  2000

                   Scudder Massachusetts Tax Free Fund -  Class S         4.96%
                   Scudder New York Tax Free Fund *                       4.72
                   Scudder California Tax Free Fund *                     4.71

* On October 2, 2000, the Fund will have two classes of shares: Class S and Class AARP. The performance reflected here is for Class S.


Tax-equivalent Yield

         Tax-equivalent yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30 day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.


SMTFF. Taxpayers with an effective combined marginal tax rate of ___ % would need to earn a taxable yield of 8.73 % to receive after-tax income equal to the 4.96% tax-free yield of SMTFF for the 30-day period ended on March 31, 2000.

SNYTFF. Taxpayers with an effective combined marginal income tax rate of ___ % would need earn a taxable yield of 8.39% to receive after-tax income equal to the 4.72% tax-free yield of Scudder New York Tax Free Fund for the 30-day period ended March 31, 2000.

SCTFF. Taxpayers with an effective combined marginal income tax rate of ___ % would have to earn 8.60% to receive the after-tax income equal to the 4.71% tax-free yield of Scudder California Tax Free Fund for the 30-day period ended March 31, 2000.


         Quotations of each Fund's performance are historical and are not intended to indicate future performance. Performance of a Fund will vary based on changes in market conditions and the level of each Fund's expenses. An investor's shares, when redeemed, may be worth more or less than their original cost.

         Investors should be aware that the principal of each Fund is not insured.

Massachusetts Tax-free Yields

         The table below shows Massachusetts taxpayers what an investor would have to earn from a comparable taxable investment to equal SMTFF's double tax-free yield.


----------------------------------------------------- --------------------------------------------------------------------

                                                             To Equal  Hypothetical  Tax-Free Yields of 5%, 7% and
                                                                    9%, a Taxable Investment Would Have to Earn*:
----------------------------------------------------- --------------------------------------------------------------------

    2000 Taxable            Combined Marginal Tax                     5%                  7%                  9%
      Income:                     Rate:
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
                     INDIVIDUAL
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
        $0-26,250                    19.97%                           6.25%               8.75%              11.25%
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      26,251-63,550                  32.21                            7.38               10.33               13.28
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
     63,551-132,650                  35.04                            7.70               10.78               13.85
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
     132,651-288,350                 39.74                            8.30               11.62               14.94
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      OVER 288,350                   43.13                            8.79               12.31               15.83
----------------------------------------------------- -------- -----------------------------------------------------------

                    JOINT RETURN
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
        $0-43,850                     19.97                            6.25%               8.75%               11.25%
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
     43,851-105,950                   32.21                            7.38               10.33               13.28
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
     105,951-161,450                  35.04                            7.70               10.78               13.85
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
     161,451-288,350                  39.74                            8.30               11.62               14.94
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      OVER 288,350                    43.13                            8.79               12.31               15.83
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------

* These illustrations assume a marginal federal tax rate of 28% to 39.6% and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown of the table in order to achieve an after-tax yield on a comparable tax-exempt security.

New York Tax-free Yields

         The table below shows New York City taxpayers what an investor would have to earn from a comparable taxable investment to equal SNYTFF's triple tax-free yield.


----------------------------------------------------- --------------------------------------------------------------------
                                                             To Equal  Hypothetical  Tax-Free Yields of 5%, 7% and
                                                                    9%, a Taxable Investment Would Have to Earn*:
----------------------------------------------------- --------------------------------------------------------------------

   2000 Taxable              Combined Marginal Tax                     5%                  7%                  9%
    Income:                         Rate+:
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
                     INDIVIDUAL
----------------------------------------------------- -------- -----------------------------------------------------------
        $0-16,000                    18.40%                           6.13%               8.58%               11.03%
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      8,001-11,000                   18.51                            6.14                8.59               11.04
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      11,001-13,000                  18.66                            6.15                8.61               11.07
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      13,001-20,000                  19.14                            6.18                8.66               11.13
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      20,000-25,750                  19.51                            6.21                8.70               11.18
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------


                                       54

-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      25,751-62,451                  27.94                            6.94                9.71               12.49
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
     62,451-130,250                  31.99                            7.35               10.29               13.23
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
     130,251-283,150                 36.53                            7.88               11.03               14.18
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      OVER 283,150                   43.74                            8.89               12.44               16.00
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
                    JOINT RETURN
----------------------------------------------------- -------- -----------------------------------------------------------
        $0-16,000                    18.40%                          6.13%               8.58%               11.03%
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      16,001-22,000                  18.52                            6.14                8.59               11.04
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      22,001-26,000                  18.66                            6.15                8.61               11.07
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      26,001-40,000                  19.14                            6.18                8.66               11.13
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      40,001-43,050                  19.25                            6.19                8.67               11.15
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
     43,051-104,050                  27.92                            6.94                9.71               12.49
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
     104,051-158,550                 30.60                            7.20               10.09               12.97
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
     158,551-283,150                 34.91                            7.68               10.75               13.83
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      OVER 283,150                   43.74                            8.89               12.44               16.00
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------



* These illustrations assume a marginal federal income tax rate of 15% to 39.6% and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Moreover, upper income taxpayers will also be subject to a tax table benefit recapture imposed by New York State that will have the effect of increasing their effective tax rate. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown of the table in order to achieve an after-tax yield on a comparable tax-exempt security.

+ Combined marginal tax rates are adjusted for the deductibility of state and City taxes.

California Tax-free Yields

         The table below shows California taxpayers what an investor would have to earn from a comparable taxable investment to equal SCTFF's double tax-free yield.

----------------------------------------------------- --------------------------------------------------------------------
                                                             To Equal  Hypothetical  Tax-Free Yields of 5%, 7% and
                                                                    9%, a Taxable Investment Would Have to Earn*:
----------------------------------------------------- --------------------------------------------------------------------


   2000 Taxable              Combined Marginal Tax                     5%                  7%                  9%
    Income:                          Rate:
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------

                     INDIVIDUAL
----------------------------------------------------- -------- -----------------------------------------------------------
        $0-5,131                     15.85%                           5.94%               8.32%               10.70%
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      5,132-12,161                   16.34                            5.98                8.37               10.76
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      12,162-19,193                  17.10                            6.03                8.44               10.86
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------


                                       55

-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      19,194-25,750                  17.86                            6.09                8.52               10.96
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      25,751-26,644                  18.36                            6.12                8.57               11.02
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      26,645-33,673                  21.67                            6.38                8.94               11.49
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      33,674-62,450                  27.79                            6.92                9.69               12.46
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
     62,451-130,250                  32.85                            7.45               10.42               13.40
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
     130,251-283,150                 37.80                            8.04               11.25               14.47
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      OVER 283,150                   45.22                            9.13               12.78               16.43
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
                    JOINT RETURN
----------------------------------------------------- -------- -----------------------------------------------------------
        $0-10,262                    15.85%                           5.94%               8.32%               10.70%
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      10,263-24,322                  16.34                            5.98                8.37               10.76
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      24,323-38,386                  17.10                            6.03                8.44               10.86
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      38,387-43,050                  17.42                            6.05                8.48               10.90
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      43,051-53,288                  20.34                            6.28                8.79               11.30
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      53,289-67,346                  23.22                            6.51                9.12               11.72
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
     67,347-104,050                  27.36                            6.88                9.64               12.39
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
     104,051-158,550                 30.88                            7.23               10.13               13.02
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
     158,551-283,150                 35.81                            7.79               10.90               14.02
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------
      OVER 283,150                   45.22                            9.13               12.78               16.43
-------------------------- -------------------------- -------- ------------------- ------------------- -------------------


* These illustrations assume a marginal federal tax rate of 15% to 39.6% and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown of the table in order to achieve an after-tax yield on a comparable tax-exempt security.

+ Combined marginal tax rates are adjusted for deductibility of state taxes.

Comparison of Fund Performance

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or +interest but generally do not reflect deductions for administrative and management costs.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.


         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds.

                            ORGANIZATION OF THE FUNDS


         SMTFF and SNYTFF are each a non-diversified series of Scudder State Tax Free Trust. The Trust is a Massachusetts business trust established under a Declaration of Trust dated May 25, 1983, as amended from time to time. Such
Declaration of Trust was amended and restated on December 8, 1987. Its authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value. The shares are currently divided into two series. The Trustees have the right to issue more series of shares and to designate the relative rights and preferences as between the different series. Each share of each Fund has equal rights with each other share of that Fund as to voting, dividends and liquidation. Shareholders have one vote for each share held on matters on which they are entitled to vote. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Funds' prospectus.

         SCTFF is a diversified series of Scudder California Tax Free Trust. The Trust is a Massachusetts business trust established under a Declaration of Trust dated May 3, 1983, as amended from time to time. Such Declaration of Trust was amended and restated on December 8, 1987. Its authorized capital consists of an unlimited number of shares of beneficial interest of $.01 par value Shareholders have one vote for each share held on matters on which they are entitled to vote. All shares issued and outstanding are fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Fund's prospectus.

         On October 2, 2000 for each Fund, the prospectus and this Statement of Additional Information will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class will have its own important features and policies. In addition, as of the date noted above for each Fund, all existing shares will be redesignated Class S shares of their respective funds. Shares of Class AARP are specially designed for members of the American Association of Retired Persons ("AARP").

         The assets of each Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with its equitable share of the general liabilities of each Trust, as determined by the Trustees. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of each Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of each Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trusts entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The Declarations of Trust provides that obligations of the Trusts are not binding upon the Trustees individually but only upon the property of a Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of a Trust. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                               INVESTMENT ADVISER


         Scudder Kemper  Investments,  Inc., an investment counsel firm, acts as
investment  adviser  to the   Funds.  This  organization,  the  predecessor  of
                               =====
which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.


         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.


         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations, as well as providing investment advice to over 280 open- and closed-end mutual funds.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. The Adviser's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Funds may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to a Fund.

         In certain cases the investments for the Funds are managed by the same individuals who manage one or more other mutual funds advised by the Adviser that have similar names, objectives and investment styles as the Funds. You should be aware that the Funds are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Funds can be expected to vary from those of the other mutual funds.


         The present investment management agreements (the "Agreements") were approved by the Trustees on July 17, 2000 and will continue in effect until September 30, 2001 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.


         Under each Agreement, the Adviser regularly provides a Fund with investment research, advice and supervision and furnishes continuously an investment program consistent with the Fund's investment objectives and policies. The Adviser determines what securities shall be purchased for the Fund's portfolio, what securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the 1940 Act, the Internal Revenue Code of 1986 and to the Fund's investment objective, policies and restrictions, and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.


         Under the Agreements, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for each Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Funds (such as the Funds' transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the Securities and Exchange Commission (the "Commission" or "SEC") and other regulatory agencies; assisting in the preparation and filing of the Funds' federal, state and local tax returns; preparing and filing the Funds' federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Fund under applicable federal and state securities laws; maintaining each Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring each Fund's operating budget; processing the payment of each Fund's bills; assisting each Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.


         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of the Trust and makes available, without expense to the Trust, the services of such Advisers, Directors, Officers, and employees as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.


SMTFF. For these services, SMTFF pays the Adviser a monthly fee of 0.60 of 1% on the first$400,000 of the average daily net assets of the Fund and 0.525 of 1% of such net assets in excess of $400,000. The Agreements provide that if a Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser retains the ability to be repaid by a Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease a Fund's expenses and improve its performance. For the fiscal years ended March 31, 1998 , 1999 and 2000, pursuant to these agreements, the investment management fees incurred by SMTFF were $2,110,713 , $2,375,568 and $2,372,716, respectively, of which $176,160 was unpaid at March 31, 2000.

SNYTFF. For these services, SNYTFF pays a fee of 0.625 of 1% on an annual basis of the first $200 million of average daily net assets of the Fund and 0.60 of 1% on an annual basis of such net assets in excess of $200 million payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the fiscal years ended March 31, 1998 , 1999 and 2000 the investment management fees incurred by SNYTFF were $1,184,089 , $1,285,712 and $1,196,591, respectively.

SCTFF. For these services, SCTFF pays an annual fee of 0.625 of 1% of the first $200 million of average daily net assets of the Fund and 0.60 of 1% of such net assets in excess of $200 million. For the fiscal years ended March 31, 1998 , 1999 and 2000 the investment management fees incurred by SCTFF were $1,892,742 , $2,058,110 and $1,971,797, respectively.


         Under the Agreements each Fund is responsible for all of its other expenses, including organization expenses; clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal, auditing or accounting expenses; taxes or governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates and any other expenses, including clerical expense, of issuance, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with the Adviser; the cost of preparing and distributing reports and notices to shareholders; and the fees or disbursements of custodians. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         Each Agreement further provides that as between each Fund and the Adviser each Fund will be responsible for all expenses, including clerical expense, of offer, sale, underwriting and distribution of a Fund's shares only so long as a Fund employs a principal underwriter to act as the distributor of a Fund's shares pursuant to an underwriting agreement which provides that the underwriter will assume such expenses. The Trust's underwriting agreement provides that the principal underwriter shall pay all expenses of offer and sale of a Fund's shares except the expenses of preparation and filing of registration statements under the Securities Act of 1933 and under state securities laws, issue and transfer taxes, if any, and a portion of the prospectuses used by a Fund. In the event that a Fund ceases to employ a principal underwriter to act as the distributor of a Fund's shares, the expenses of distributing a Fund's shares will be borne by the Adviser unless a Fund shall have adopted a plan pursuant to Rule 12b-1 under the 1940 Act providing that a Fund shall be responsible for some or all of such distribution expenses.

         Each Agreement requires the Adviser to return to a Fund all or a portion of advances of its management fee to the extent annual expenses of a Fund (including the management fee stated above) exceed the limitations prescribed by any state in which a Fund's shares are offered for sale. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitations. Any such fee advance required to be returned to a Fund will be returned as promptly as practicable after the end of each Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year-to-date expenses to exceed the cumulative pro rata expense limitation at the time of such payment. The amortization of organizational costs is described herein under "ADDITIONAL INFORMATION -- Other Information."

         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

         In reviewing the terms of each Agreement and in discussions with the Adviser concerning the Agreement, Trustees who are not "interested persons" of the Adviser are represented by independent counsel at that Fund's expense.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Trust relationships.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

         None of the Trustees or officers of the Trust may have dealings with either Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of such Fund.


         The term Scudder Investments is the designation given to the services provided by Scudder Kemper Investments, Inc. and its affiliates to the Scudder Family of Funds.

 AMA InvestmentLinkSM Program

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.


Code of Ethics

The Funds the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Funds and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


                              TRUSTEES AND OFFICERS


         Unless otherwise indicated, trustees and officers serve for both Scudder State Tax Free Trust and Scudder California Tax Free Trust.


                                                                                                 Position with
                                                                                                 Underwriter,
                                                                                                 Scudder Investor
Name, Age, and Address              Position with Fund         Principal  Occupation**           Services, Inc.
----------------------              ------------------         ------------------------          ------------
Henry P. Becton, Jr. (56)           Trustee                    President and General Manager,    --
WGBH                                                           WGBH Educational Foundation
125 Western Avenue
Allston, MA 02134

                                       61

                                                                                                 Position with
                                                                                                 Underwriter,
                                                                                                 Scudder Investor
Name, Age, and Address              Position with Fund         Principal  Occupation**           Services, Inc.
----------------------              ------------------         ------------------------          ------------

Linda C. Coughlin (48)+*            President and Trustee      Managing Director of Scudder      Senior Vice President
                                                               Kemper Investments, Inc.

Dawn-Marie Driscoll (53)            Trustee                    Executive Fellow, Center for      --
4909 SW 9th Place                                              Business Ethics, Bentley
Cape Coral, FL  33914                                          College; President, Driscoll
                                                               Associates

Edgar R. Fiedler (70)               Trustee                    Senior Fellow and Economic        --
50023 Brogden                                                  Counsellor, The Conference
Chapel Hill, NC                                                Board, Inc.

Keith R. Fox (45)                   Trustee                    Private Equity Investor,          --
10 East 53rd Street                                            President, Exeter Capital
New York, NY  10022                                            Management Corporation

Joan E. Spero (55)                  Trustee                    President, Doris Duke Charitable  --
Doris Duke Charitable Foundation                               Foundation; Department of State
650 Fifth Avenue                                               - Undersecretary of State for
New York, NY  10128                                            Economic, Business and
                                                               Agricultural Affairs (March 1993
                                                               to January 1997)

Jean Gleason Stromberg (56)         Trustee                    Consultant; Director, Financial   --
3816 Military Road, NW                                         Institutions Issues, U.S.
Washington, D.C.                                               General Accounting Office
                                                               (1996-1997); Partner, Fulbright
                                                               & Jaworski Law Firm (1978-1996)

Jean C. Tempel (56)                 Trustee                    Managing Director, First Light    --
One Boston Place                                               Capital
23rd Floor
Boston, MA 02108

Steven Zaleznick (45)*              Trustee                    President and CEO, AARP           --
                                                               Services, Inc.

Eleanor R. Brennan+ (36)            Vice President             Vice President of Scudder Kemper  --
                                                               Investments, Inc.

Philip G. Condon+@ (49)             Vice President             Managing Director of Scudder      --
                                                               Kemper Investments, Inc.

Ashton P. Goodfield+@ (37)          Vice President             Senior Vice President of Scudder  --
                                                               Kemper Investments, Inc.

Ann M. McCreary# (43)               Vice President             Managing Director of Scudder      --
                                                               Kemper Investments, Inc.

Kathryn L. Quirk# (47)              Vice President and         Managing Directors of Scudder     Director, Senior Vice
                                    Assistant Secretary        Kemper Investments, Inc.          President, Chief Legal
                                                                                                 Officer and Assistant
                                                                                                 Clerk



                                       62

                                                                                                 Position with
                                                                                                 Underwriter,
                                                                                                 Scudder Investor
Name, Age, and Address              Position with Fund         Principal  Occupation**           Services, Inc.
----------------------              ------------------         ------------------------          ------------

Frank J. Rachwalski, Jr.## (55)     Vice President             Managing Director of Scudder      --
                                                               Kemper Investments, Inc.

Rebecca Wilson+@ (38)               Vice President             Vice President of Scudder Kemper  --
                                                               Investments, Inc.

John R. Hebble+ (42)                Treasurer                  Senior Vice President of Scudder  --
                                                               Kemper Investments, Inc.

John Millette+ (37)                 Vice President and         Vice President of Scudder         --
                                    Secretary                  Kemper Investments, Inc.

Caroline Pearson+ (38)              Assistant Secretary        Senior Vice President of Scudder  Clerk
                                                               Kemper Investments, Inc.;
                                                               Associate, Dechert Price &
                                                               Rhoads (law firm), 1989-1997

* Ms. Coughlin and Ms. Zaleznick are considered by the Funds and their counsel to be Trustees who are "interested persons" of the Adviser or of each Fund as defined in the 1940 Act.
** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years but not necessarily in the same capacity.
+        Address: Two International Place, Boston, Massachusetts 02110.
#        Address: 345 Park Avenue, New York, New York 10154.
##       Address: 111 E. Wacker Drive-- Suite 2200, Chicago, Illinois 60601
@        Mr. Condon, Ms. Goodfield and  Ms. Wilson each serve as Vice
         President for Scudder State Tax Free Trust only.



         The Trustees and officers of the Trust may also serve in similar capacities with respect to other Scudder Funds.

         As of June 30, 2000, all Trustees and officers of each Trust as a group owned beneficially (as that term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the outstanding shares of each Fund on such date.

         Certain accounts for which Scudder Kemper acts as investment adviser owned 1,841,515 shares in the aggregate, or 6.65% of the outstanding shares of Scudder Massachusetts Tax Free Fund on June 30, 2000. Scudder Kemper may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership therein.

         Certain accounts for which Scudder Kemper acts as investment adviser owned 1,503,225 shares in the aggregate, or 5.29% of the outstanding shares of Scudder California Tax Free Fund on June 30, 2000. Scudder Kemper may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership therein.

         As of June 30, 2000, 3,015,115 shares in the aggregate, or 10.61% of the outstanding shares of Scudder California Tax Free Fund were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA 94104, who may be deemed to be the beneficial owner of certain of these shares.

         As of June 30, 2000, 930,720 shares in the aggregate, or 5.78% of the outstanding shares of Scudder New York Tax Free Fund were held in the name of Charles Schwab , 101 Montgomery Street, San Francisco, CA 94104, who may be deemed to be the beneficial owner of certain of these shares .

         To the knowledge of the Trusts, as of June 30, 2000, no person owned beneficially more than 5% of each Fund's outstanding shares except as stated above.

                                  REMUNERATION


Responsibilities of the Board -- Board and Committee Meetings

         Each Trust's Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         Each Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees

         The Independent  Trustees receive the following  compensation from each
Fund: an annual trustee's fee of $3,600 for each of SMTFF, SNYTFF and SCTFF; a fee of $75 for attendance at each board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Trust on behalf of each Fund and the Adviser or any affiliate of the Adviser; $75 for all other committee meetings and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustees'
educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees. The Independent Trustee who serves as lead or liaison Trustee receives an additional annual retainer fee of $500 from each Fund. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation or other activities.

         The  Independent  Trustees  of the  Funds  also  serve  as  Independent
Trustees of certain other Scudder Funds, which enables them to address investment and operational issues that are common to many of the Funds in a cost-efficient and effective manner. During 1999, the Independent Trustees participated in 25 meetings of the Funds' board or board committees, which were held on 21 different days during the year.


         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The newly constituted Board may determine to change its compensation structure.


         The following table shows the aggregate compensation received by each Independent Trustee during 1999 from the Trust and from all of Scudder funds as a group.

----------------------------- ------------------------- --------------------------- -------------------------------
                                   Scudder State            Scudder California
            Name                 Tax Free Trust(1)          Tax Free Trust(2)       All Scudder  Kemper-Advised
                                                                                                Funds
----------------------------- ------------------------- --------------------------- -------------------------------
Henry P. Becton                       $18,936                     $7,060               $140,000      (30 funds)
----------------------------- ------------------------- --------------------------- --------------- ---------------
Dawn-Marie Driscoll                   $21,004                     $7,714               $150,000      (30 funds)
----------------------------- ------------------------- --------------------------- --------------- ---------------
Edgar R. Fiedler (4)                     $0                         $0                  $63,330      (29 funds)
----------------------------- ------------------------- --------------------------- --------------- ---------------
Keith R. Fox(4)                          $0                         $0                 $160,325      (23 funds)
----------------------------- ------------------------- --------------------------- --------------- ---------------
Peter B. Freeman(3)                   $18,821                     $6,984               $179,783      (46 funds)
----------------------------- ------------------------- --------------------------- --------------- ---------------


                                       64

----------------------------- ------------------------- --------------------------- -------------------------------
                                   Scudder State            Scudder California
            Name                 Tax Free Trust(1)          Tax Free Trust(2)       All Scudder  Kemper-Advised
                                                                                                Funds
----------------------------- ------------------------- --------------------------- -------------------------------
George M. Lovejoy, Jr.(3)             $18,821                     $6,984               $153,200     (31 funds)
----------------------------- ------------------------- --------------------------- --------------- ---------------
Wesley W. Marple,  Jr.(3)             $18,821                     $6,984               $140,000     (30 funds)
----------------------------- ------------------------- --------------------------- --------------- ---------------
Joan E. Spero(4)                         $0                         $0                 $175,275      (23 funds)
----------------------------- ------------------------- --------------------------- --------------- ---------------
Jean Gleason Stromberg(4)                $0                         $0                  $40,935      (16 funds)
----------------------------- ------------------------- --------------------------- --------------- ----------------
Jean C. Tempel(4)                     $18,821                     $6,984               $140,000      (30 funds)
----------------------------- ------------------------- --------------------------- --------------- ----------------

         (1)      In 1999 Scudder  State Tax Free Trust  consisted of six funds:
                  Scudder Massachusetts Limited Term Tax Free Fund, Scudder Massachusetts Tax Free Fund, Scudder New York Tax Free Money Fund, Scudder New York Tax Free Fund, Scudder Ohio Tax Free and Scudder Pennsylvania Tax Free Fund.

         (2) In 1999 Scudder California Tax Free Trust consisted of two funds: Scudder California Tax Free Money Fund and Scudder California Tax Free Fund.


         (3) No longer a current Trustee. On July 13, 2000, shareholders of Scudder State Tax Free Trust and Scudder California Tax Free Trust elected a new Board of Trustees. See the "Trustees and Officers" section for the newly-constituted Board of Trustees.

         (4) Newly-elected Trustee. On July 13, 2000, shareholders of Scudder State Tax Free Trust and Scudder California Tax Free Trust elected a new Board of Trustees. See the "Trustees and
                  Officers"  section  for  the   newly-constituted   Board  of
                  Trustees .


         Members of the Board of Trustees who are employees of the Adviser or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR


         Each Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), Two International Place, Boston, MA 02110-4103, a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. Each Trust's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 2000, and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreements were last approved by the Trustees on August 9, 1999.


         Under the underwriting agreements, each Trust is responsible for the payment of all fees and expenses in connection with the preparation and filing with the SEC of a Trust's registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering a Trust as a broker or dealer; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of a Trust; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Trusts and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of each Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of a Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by a Fund, unless a Rule 12b-1 plan is in effect which provides that each Fund shall bear some or all of such expenses.

         Note: Although each Fund does not currently have a 12b-1 Plan and the Trustees have no current intention of adopting one, either Fund would also pay those fees and expenses permitted to be paid or assumed by such Fund pursuant to a 12b-1 Plan, if any, were such a plan adopted by a Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent the Distributor currently offers shares of each Fund on a continuous basis to investors in all states in which shares of a Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of a Fund.


Administrative Fee

         Each Fund has entered into administrative services agreements with Scudder Kemper (the "Administration Agreements"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by the Funds (other than those provided by Scudder Kemper under its investment management agreements with the Funds, as described above) in exchange for the payment by each Fund of an administrative services fee (the "Administrative Fee") of 0.15% of average daily net assets for each of Scudder New York Tax Free Fund, Scudder California Tax Free Fund and Scudder Massachusetts Tax Free Fund. One effect of these arrangements is to make each Fund's future expense ratio more predictable. The details of the proposal (including expenses that are not covered) are set out below.

         Various third party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Funds pursuant to separate agreements with the Funds. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Funds and maintains their accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Funds. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, State Street Bank and Trust Company holds the portfolio securities of the Funds, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Funds and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for each Fund. In addition to the fees they pay under the investment management agreements with Scudder Kemper, the Funds pay the fees and expenses associated with these service arrangements, as well as each Fund's insurance, registration, printing, postage and other costs.

         Scudder Kemper will pay the Service Providers for the provision of their services to the Funds and will pay other Funds' expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay Scudder Kemper an Administrative Fee.

         The Administration Agreement has an initial term of three years, subject to earlier termination by the Funds' Board. The fee payable by the Funds to Scudder Kemper pursuant to the Administration Agreements is reduced by the amount of any credit received from the Funds' custodian for cash balances.

         Certain expenses of the Funds will not be borne by Scudder Kemper under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.


                                      TAXES

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situation.

         Certain political events, including federal elections and future amendments to federal income tax laws, may affect the desirability of investing in a Fund.

Federal Taxation


         Each Fund within a Trust will be separate for investment and accounting purposes, and will be treated as a separate taxable entity for federal income tax purposes. Each Fund has elected to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and has qualified as such. Each Fund intends to continue to qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the fund level.

         In order to qualify as a regulated  investment company,  each Fund must
meet  certain   requirements   regarding  the  source  of  its  income  and  the
diversification of its assets.


         As a regulated investment company qualifying under Subchapter M of the Code, each Fund is required to distribute to its shareholders at least 90 percent of its taxable net investment income (including net short-term capital gain in excess of net long-term capital loss) and at least 90 percent of its tax-exempt net investment income and is not subject to federal income tax to the extent that it distributes annually all of its taxable net investment income and net realized capital gains in accordance with the timing requirements of the Code. Each Fund intends to distribute at least annually substantially all, and in no event less than 90%, of its taxable and tax-exempt net investment income and net realized capital gains.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by a Fund, the Fund will elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim his share of federal income taxes paid by a Fund on such gains as a credit against his own federal income tax liability, and will be entitled to increase the adjusted tax basis of his Fund shares by the difference between such reported gains and his tax credit.

         If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends received deduction in the case of corporate shareholders.


         Each Fund is subject to a 4% non-deductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's taxable ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed. Each Fund has adjusted its distribution policies to minimize any adverse impact from this tax or eliminate its application.


         Net investment income is made up of dividends and interest, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward or post-October loss of a fund. Scudder Massachusetts Tax Free Fund intends to offset realized capital gains by using their capital loss carryforwards before distributing any gains. In addition, Scudder Massachusetts Tax Free Fund intends to offset realized capital gains by using its post-October loss before distributing gains. As of March 31, 2000, SMTFF had a net capital loss carryforward, of approximately $3,506,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2008, the expiration date, whichever comes first. In addition, from November 1, 1999 through March 31, 2000, the Fund incurred approximately $960,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended March 31, 2001. As of March 31, 2000, SNYTFF had a net capital loss carryforward of approximately $4,990,000, which may be applied against any net taxable realized capital gains of each succeeding year until fully utilized or until March 31, 2003, ($1,100,000) , March 31, 2004, ($2,400,000) and March 31, 2008
($1,490,000), the respective expiration dates, whichever occurs first. In addition, from November 1, 1999 to March 31, 2000, the Fund incurred approximately $1,390,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending March 31, 2001. As of March 31, 2000, SCTFF had a net tax basis capital loss carryforward of approximately $4,400,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2003 ($2,000,000) , March 31, 2004 ($400,000) and March 31,2008 ($2,000,000), the respective expiration dates, whichever occurs first. In addition, from November 1, 1999 through March 31, 2000, the Fund incurred approximately $756,500 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending March 31, 2001


         Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

         Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow through as tax-exempt interest to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. Each Fund intends to satisfy this 50% requirement in order to permit its distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders. Distributions to shareholders of tax-exempt interest earned by a Fund for the taxable year are therefore not expected to be subject to regular federal income tax, although they may be subject to the individual and corporate alternative minimum taxes described below. Discount from certain stripped tax-exempt obligations or their coupons, however, may be taxable.

         Market discount recognized on a tax-exempt bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its redemption value. Gain on the disposition of a tax-exempt obligation will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount.


         Since no portion of a Fund's income will be comprised of dividends from domestic corporations, none of the income distributions of a Fund will be eligible for the dividends-received deduction available for certain taxable dividends received by corporations.


         Any short-term capital loss realized upon the redemption of shares within six months of the date of their purchase will be disallowed to the extent of any tax-exempt dividends received with respect to such shares, although the period may be reduced under Treasury regulations to be prescribed. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are repurchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions to corporate shareholders of a Fund are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period with respect to such shares.

         Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the corporate alternative minimum tax. A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to, or increase their liability under the 26% and 28% individual alternative minimum tax, but normally no more than 20% of a Fund's net assets will be invested in securities the interest on which is such a tax preference item for individuals.

         Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund issues to its shareholders a statement of the Federal income tax status of all distributions. All distributions of taxable or tax-exempt net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends or capital gains distributions declared and payable to shareholders of record on a specified date in October, November or December, if any, will be deemed to have been received by shareholders in December if paid during January of the following year. Shareholders are also required to report tax-exempt interest. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         Interest which is tax-exempt for federal income tax purposes is included as income for purposes of determining the amount of social security or railroad retirement benefits subject to tax.

         Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes. Under rules used by the IRS to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

         Section 147(a) of the Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. No Fund has undertaken any investigation as to the users of the facilities financed by bonds in such Fund's portfolio.


         Distributions by each Fund result in a reduction in the net asset value of a Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder, to the extent it is derived from other than tax-exempt interest, as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which, to the extent it is derived from other than tax-exempt interest, will nevertheless be taxable to them.

         All futures contracts entered into by a Fund and all listed nonequity options written or purchased by a Fund (including options on futures contracts and options on securities indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term, and on the last trading day of a Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term.

         Positions of each Fund which consist of at least one debt security not governed by Section 1256 and at least one futures contract or nonequity option governed by Section 1256 which substantially diminishes a Fund's risk of loss with respect to such debt security will be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections, however, exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options and futures and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of a Fund as a regulated investment company for federal income tax purposes.

         Under the federal income tax law, each Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company are generally subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Under a special exception, distributions of taxable income and capital gains of a Fund will not be subject to backup withholding if a Fund reasonably estimates that at least 95% of all of its distributions will consist of tax-exempt interest. However, in this case, the proceeds from the redemption or exchange of shares may be subject to backup withholding. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her.

State Taxation

         Each Trust is organized as a Massachusetts business trust, and neither the Trusts nor a Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund qualifies as a regulated investment company.

Scudder Massachusetts Tax Free Fund


         Individual shareholders of SMTFF resident in Massachusetts will not be subject to Massachusetts personal income tax on distributions received from a Fund to the extent such distributions constitute either (1) exempt-interest dividends under Section 852(b)(5) of the Code which a Fund properly identifies as consisting of interest on tax-exempt obligations of the Commonwealth of Massachusetts or its political subdivisions or any agency or instrumentality of the foregoing, or (2) dividends which a Fund properly identifies as attributable to interest on tax-exempt obligations of the United States and instrumentalities or obligations issued by the Governments of Puerto Rico, The Virgin Islands and Guam.

         Other distributions from a Fund, including those derived from taxable interest income and long-term and short-term capital gains, generally will not be exempt from Massachusetts personal income taxation except for distributions which qualify as capital gain dividends under Section 852(b)(3) of the Code, and are properly identified by a Fund as attributable to the sale of certain Massachusetts obligations issued pursuant to legislation which specifically exempts capital gain on the sale of such obligations from Massachusetts income taxation.

         Fund distributions will not be excluded from net income, and shares of a Fund will not be excluded from the net worth of intangible property corporations, for purposes of computing the Massachusetts corporate excise tax.


         Shares of either Fund will not be subject to Massachusetts local property taxes.

Scudder New York Tax Free Fund

         New York State corporate tax law has special provisions governing regulated investment companies that are qualified and taxed under Subchapter M of the Code. To the extent a Fund has no federal income tax liability because it distributes all of its investment income and the excess of net short-term capital gain over net long-term capital loss and all of the excess of net long-term capital gain over net short-term capital loss, it will incur no New York State income tax, other than a possible nominal minimum tax. New York City tax consequences are identical except that the amount of the possible minimum tax differs. Individual shareholders who are residents of New York State will be able to exclude for state income tax purposes that portion of the distributions which is derived from interest on obligations of New York State and its political subdivisions and of Puerto Rico, The Virgin Islands and Guam, because at least 50% of the value of the assets of a Fund will be invested in state or municipal obligations the interest on which is exempt for federal income tax purposes.

         Individual shareholders who are residents of New York City will also be able to exclude such income for New York City income tax purposes. Capital gains that are retained by each Fund will be taxed to that Fund, and New York State and New York City residents will receive no New York income tax credit for such tax. Capital gains that are distributed by a Fund will be treated as capital gains for New York State and City income tax purposes in the hands of New York State and New York City residents.


Scudder California Tax Free Fund

         In any year in which the Funds qualify as regulated investment companies under Subchapter M of the Code and are exempt from federal income tax, the Funds will also be relieved of liability for California state franchise and corporate income tax to the extent their earnings are distributed to their shareholders. Each Fund may be taxed on its undistributed taxable income (including interest income on California municipal securities for franchise tax purposes). If for any year either of the Funds does not qualify for the special tax treatment afforded regulated investment companies, then all of such Fund's taxable income may be subject to California state franchise or income tax at regular corporate rates.

         If at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company (or series thereof) consists of obligations the interest on which, if held by an individual, is exempt from taxation by California, then the regulated investment company (or series thereof) will be qualified to pay dividends exempt from California personal income tax (hereinafter referred to as "California exempt-interest dividends"). Each of the Funds intends to qualify under the above requirements so it can pay California exempt-interest dividends. However, if a Fund fails to so qualify, then no part of its dividends to shareholders will be exempt from California personal income tax.

         Within 60 days after the close of its taxable year, each Fund will notify each shareholder of the portion of the dividends paid by the Fund with respect to such taxable year which is exempt from California state personal income tax. Interest on obligations of Puerto Rico and other U.S. Possessions, as well as interest on obligations of the State of California or its political subdivisions, may be distributed as California tax-exempt interest dividends. Distributions from the Funds which are attributable to sources other than those described in the preceding sentence generally are taxable to such shareholders as ordinary income. However, distributions derived from interest on U.S. Government obligations, if any, may also be designated by a Fund and treated by shareholders as exempt under the California personal income tax provided the 50% requirement of the preceding paragraph is satisfied.

         In cases where shareholders of a Fund are "substantial users" or "related persons" with respect to California municipal securities held by the Fund, such shareholders should consult their own tax advisers to determine whether California exempt-interest dividends paid by the Fund with respect to such securities retain California state personal income tax exclusion for such shareholders. In this connection, rules similar to those regarding the possible unavailability of exempt interest treatment of Fund dividends to "substantial users" (or persons related thereto) for federal income tax purposes are applicable for California state tax purposes. See "Federal Taxation" above.

         To the extent, if any, dividends paid to shareholders of a Fund are derived from the excess of net long-term capital gains over net short-term capital losses, such dividends will not constitute California exempt-interest dividends. Such dividends will generally be taxed as long-term capital gains under rules similar to those regarding the treatment of capital gain dividends for federal income tax purposes; provided that California has not adopted the federal rule that allows a regulated investment company to elect to treat such capital gains as having been distributed even though no capital gain dividend has actually been paid. See "Federal Taxation" above. In the case where the Funds make this election for federal income tax purposes, any such capital gains may be subject to tax at the Fund level for California franchise or corporate income tax purposes.

         Shares of the Funds are not subject to the California property tax.

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Fund are not deductible for California personal income tax purposes. In addition, any loss realized by a shareholder of a Fund upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of a long-term capital gains distribution on such shares is treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption shares within 30 days before or after the acquisition of other shares of the same Fund may be disallowed under the "wash sale" rules.

         The foregoing is only a summary of some of the important California state personal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the California state personal income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any Fund dividends constituting California exempt-interest dividends is excludable for California state personal income tax only. Any dividends paid to shareholders subject to California state franchise or California state corporate income tax may therefore be taxed as ordinary dividends to such shareholders notwithstanding that all or a portion of dividends is exempt from California state personal income tax. Accordingly, potential investors in a Fund, excluding, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California state tax situation, in general.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or the Funds. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or the Funds in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser will not place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Fund for this service.

         Although certain research services from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information is used by the Adviser in connection with the Funds. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Funds.

         The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover

         The portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities with maturities at time of acquisition of one year or less. Purchases and sales are made for a Fund whenever necessary, in management's opinion, to meet a Fund's objective.

              Portfolio Turnover Rates for periods ended March 31,


                                         2000           1999             1998
                                         ----           ----             ----

Scudder Massachusetts Tax Free Fund       39%           10.7%            8.4%
Scudder New York Tax Free Fund            25            44.5            28.8
Scudder California Tax Free Fund          40            40.6            21.5


                                 NET ASSET VALUE

         The net asset value per share of a Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less, maturing at par, shall be valued at the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker as of the Value Time. If no such bid quotation is available, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         Option contracts on securities, currencies, futures and other financial instruments traded on an exchange are valued at their most recent sale price on the exchange. If no sales are reported, the value is the Calculated Mean, or if the Calculated Mean is not available, the most recent bid quotation in the case of purchased options, or the most recent asked quotation in the case of written options. Option contracts traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options. Futures contracts are valued at the most recent settlement price. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate.

         If a security is traded on more than one exchange, or on one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of an asset as determined in accordance with these procedures does not represent the fair market value of the asset, the value of the asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of the Fund's other portfolio holdings is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rates on the valuation date.

                             ADDITIONAL INFORMATION

Experts


         The Financial Highlights of each Fund included in the Funds' prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP audits the financial statements of each Fund and provides other audit, tax, and related services.

Shareholder Indemnification

         Each Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declarations of Trust contains an express disclaimer of shareholder liability in connection with a Fund's property or the acts, obligations or affairs of the Trusts. The Declarations of Trust also provides for indemnification out of a Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Ratings of Municipal Obligations

         The six highest quality ratings categories of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Together with securities rated A and Baa, they comprise investment grade securities. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment-grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG-1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-2 are of high quality, with margins of protection ample although not as large as in the preceding group.

         The six highest quality ratings categories of S&P for municipal bonds are AAA (Prime), AA (High-grade), A (Good-grade), BBB (Investment-grade) and BB or B (Below investment-grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay interest and to repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         S&P's top ratings categories for municipal notes are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

         The six highest quality ratings categories of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated
`AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Securities rated BB or below by Fitch are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings

         Commercial paper rated A-1 or better by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         The rating F-1+ is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1+.

         Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.

Glossary

         1. Bond -- A contract by an issuer (borrower) to repay the owner of the contract (lender) the face amount of the bond on a specified date (maturity date) and to pay a stated rate of interest until maturity. Interest is generally paid semi-annually in amounts equal to one half the annual interest rate.

         2. Debt Obligation -- A general term which includes fixed income and variable rate securities, obligations issued at a discount and other types of securities which evidence a debt.

         3. Discount and Premium -- A discount (premium) bond is a bond selling in the market at a price lower (higher) than its face value. The amount of the market discount (premium) is the difference between market price and face value.

         4. Maturity -- The date on which the principal amount of a debt obligation comes due by the terms of the instrument.

         5. Municipal Obligation -- Obligations issued by or on behalf of states, territories and possessions of the United States, their political subdivisions, agencies and instrumentalities and the District of Columbia and other issuers, the interest from which is, at the time of issuance in the opinion of bond counsel for the issuers, exempt from federal income tax.

         6. Net Asset Value Per Share-- The value of each share of the Fund for purposes of sales and redemptions.

         7. Net Investment Income -- The net investment income of a Fund is comprised of its interest income, including amortizations of original issue discounts, less amortizations of premiums and expenses paid or accrued computed under GAAP.

Other Information


         The CUSIP number of SMTFF Class S is 811184-30-8.

         The CUSIP number of SMTFF Class AARP is 811184-70-4.

         The CUSIP number of SNYTFF Class S is 811184-10-0.

         The CUSIP number of SNYTFF Class AARP is 811184-60-5.

         The CUSIP number of SCTFF Class S is 811115-10-4.

         The CUSIP number of SCTFF Class AARP is 811115-30-2.


         Each Fund has a fiscal year ending on March 31.


         Each Fund employs State Street Bank and Trust Company as Custodian.

         The firm of Willkie Farr & Gallagher , 787 Seventh Avenue, New York, New York 10019-8099is counsel for each Trust.


         The names "Scudder State Tax Free Trust" and "Scudder California Tax Free Trust" are the designation of the Trustees for the time being under an Amended and Restated Declarations of Trust dated December 8, 1987, as amended from time to time, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund. No Fund of the Trusts liable for the obligations of any other Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by each Trust's Declaration of Trust, as amended from time to time. The Declarations of Trust of each Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with a Fund must look only to the assets of such Fund for the enforcement of any claims against such Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of that Fund.


         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for each Fund. Each Fund pays SFAC an annual fee equal to 0.024% of the first $150 million of average daily net assets, 0.0070% of such assets in excess of $150 million, 0.004% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal years ended March 31, 1998 and 1999 the amounts charged to SMTFF by SFAC amounted to $58,015 and $59,760, respectively. For the fiscal year ended March 31, 2000, the amount charged was $68,895, of which $5,579 was unpaid at March 31, 2000. The fee incurred by SNYTFF for the fiscal years ended March 31, 1998 , 1999 and 2000, respectively, amounted to $52,711 , $53,895 and $51,823, respectively, of which $1,700 was unpaid at March 31, 2000. For the fiscal years ended March 31, 1998 , 1999 and 2000, respectively, the amounts charged to SCTFF by SFAC amounted to $66,491 , $68,917 and $68,021, of which $3,060 was unpaid at March 31, 2000.

         Scudder Service Corporation ("SSC"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer , dividend-paying agent and shareholder service agent for each Fund. Each Fund pays SSC an annual fee of $25.00 for each account maintained for a shareholder. The fees incurred by SMTFF to SSC for the fiscal years ended March 31, 1998 , 1999 and 2000, respectively, were $194,865 , $193,395 and $188,229, of which
$30,289 was unpaid at March 31, 2000. The fees incurred by SNYTFF to SSC for the fiscal years ended March 31, 1998 , 1999 and 2000, respectively, were $118,928 , $114,000 and $108,398, of which $15,833 was unpaid at March 31, 2000. The fees incurred by SCTFF to SSC for the fiscal years ended March 31, 1998 , 1999 and 2000, respectively, were $164,689 , $149,887 and
$137,464, of which $21,079 was unpaid at March 31, 2000.


         The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


         The financial statements, including the investment portfolio, of each Fund together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Reports to the Shareholders of the Funds dated March 31, 2000, are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

                          SCUDDER STATE TAX FREE TRUST

                            PART C. OTHER INFORMATION

   Item 23.       Exhibits
   --------       --------

                    (a)           (1)       Amended and Restated Declaration of Trust dated as of December 8, 1987.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (2)       Amended Establishment and Designation of Series of Beneficial Interest, $.01
                                            Par Value.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (3)       Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $.01 Par Value.
                                            (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                            Registration Statement.)

                    (b)           (1)       By-laws of the Registrant dated May 25, 1983.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (2)       Amendment to By-laws dated December 10, 1991.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                    (c)                     Inapplicable.

                    (d)           (1)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            New York Tax Free Fund, and Scudder Kemper Investments, Inc. dated September
                                            7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                                  (2)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            New York Tax Free Money Fund, and Scudder Kemper Investments, Inc. dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                                  (3)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Ohio Tax Free Fund, and Scudder Kemper Investments, Inc. dated September 7,
                                            1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                                  (4)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Pennsylvania Tax Free Fund, and Scudder Kemper Investments, Inc. dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                                       1

                                  (5)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Massachusetts Tax Free Fund, and Scudder Kemper Investments, Inc. dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                                  (6)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Massachusetts Limited Term Tax Free Fund, and Scudder Kemper Investments,
                                            Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                    (e)                     Underwriting Agreement between the Registrant and Scudder Investor Services,
                                            Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                    (f)                     Inapplicable.

                    (g)           (1)       Custodian Agreement between the Registrant and State Street Bank and Trust
                                            Company dated June 14, 1983.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (2)       Fee Schedule for Exhibit (g)(1).
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (3)       Amendment dated April 16, 1986 to the Custodian Agreement between the
                                            Registrant and State Street Bank and Trust Company.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (4)       Amendment dated August 9, 1988 to the Custodian Agreement between the
                                            Registrant and State Street Bank and Trust Company.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (5)       Amendment dated December 11, 1990 to the Custodian Contract between the
                                            Registrant and State Street Bank and Trust Company.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)


                                  (6)       Amendment dated February 8, 1999 to the Custodian Contract between the
                                            Registrant and State Street Bank and Trust Company.
                                            (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                            Registration Statement.)

                                  (7)       Subcustodian Agreement between State Street Bank and Trust Company and
                                            Morgan Guaranty Trust Company of New York dated November 25, 1985.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (8)       Subcustodian Agreement between Irving Trust Company and State Street Bank and Trust Company dated November 30, 1987.


                                       2

                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (9)       Subcustodian Agreement between Chemical Bank and State Street Bank and Trust
                                            Company dated October 6, 1988.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (10)      Subcustodian Agreement between Security Pacific National Trust Company (New
                                            York) and State Street Bank and Trust Company dated February 18, 1988.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                    (h)           (1)       Transfer Agency and Service Agreement between the Registrant and Scudder
                                            Service Corporation dated October 2, 1989.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (2)       Fee schedule for Exhibit (h)(1).
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (3)       Fund Accounting Services Agreement between the Registrant (on behalf of
                                            Scudder Massachusetts Limited Term Tax Free Fund) and Scudder Fund
                                            Accounting Corporation dated February 15, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (4)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Massachusetts Tax Free Fund, and Scudder Fund Accounting Corporation
                                            dated November 14, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)

                                  (5)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder New York Tax Free Fund, and Scudder Fund Accounting Corporation
                                            dated December 7, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)

                                  (6)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder New York Tax Free Money Fund, and Scudder Fund Accounting
                                            Corporation dated September 22, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)

                                  (7)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Massachusetts Tax Free Fund, and Scudder Fund Accounting Corporation
                                            dated November 14, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)

                                  (8)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Ohio Tax Free Fund, and Scudder Fund Accounting Corporation dated
                                            November 21, 1994.


                                       3

                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)

                                  (9)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Pennsylvania Tax Free Fund, and Scudder Fund Accounting Corporation
                                            dated November 16, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)

                                  (10)      Administrative Services Agreement between the Registrant, on behalf of
                                            Scudder New York Tax Free Fund and Scudder  Massachusetts Tax Free Fund and
                                            Scudder Kemper Investments Inc.
                                            Filed herein

                    (i)                     Consent of Legal Counsel.
                                            Filed herein.


                    (j)                     Consent of Independent Accountants.
                                            Filed herein.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                    (m)                     Inapplicable.

                    (n)           (1)       Mutual Funds Multi-Distibution Plan pursuant to Rule 18f-3 on behalf of
                                            Scudder Massachusetts Tax Free Fund.
                                            Filed herein.

                                  (2)       Mutual Funds Multi-Distibution Plan pursuant to Rule 18f-3 on behalf of
                                            Scudder New York Tax Free Fund.
                                            Filed herein

                    (o)                     Inapplicable.

                    (p)                     Code of Ethics.
                                            (Incorporated by reference to Post-Effective Amendment No. 31 to the
                                            Registration Statement.)

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1-4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust, a Series
                  thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other
                  disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the
                           settlement or other disposition; or

                                    (B) based upon a review of readily available
                           facts (as opposed to a full trial-type inquiry) by
                           (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
                           4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.


Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

                                       6

Stephen R. Beckwith        Treasurer, Scudder Kemper Investments, Inc.**
                           Director, Kemper Service Company
                           Director, Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director and Treasurer, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**
                           Director and Chairman, Scudder Threadneedle International Ltd.
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and President, Scudder Realty Holdings Corporation *
                           Director, Scudder, Stevens & Clark Overseas Corporation o
                           Director and Treasurer, Zurich Investment Management, Inc. xx
                           Director and Treasurer, Zurich Kemper Investments, Inc.

Lynn S. Birdsong           Director, Vice President and Chief Investment Officer, Scudder Kemper Investments,
                                 Inc.**
                           Director and Chairman, Scudder Investments (Luxembourg) S.A.#
                           Director, Scudder Investments (U.K.) Ltd. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc. +
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd. @@@
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation **
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd. @@

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company  xxx

Nicholas Bratt             Director, Scudder Kemper Investments, Inc.**
                           Vice President, Scudder, Stevens & Clark Corporation **
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, Chairman of the Board, Zurich Holding Company of America xxx
                           Director, ZKI Holding Corporation xx

                                       7

Harold D. Kahn             Chief Financial Officer, Scudder Kemper Investments, Inc.**

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Vice President, Chief Legal Officer and Secretary, Kemper Distributors, Inc.
                           Director and Secretary, Kemper Service Company
                           Director, Senior Vice President, Chief Legal Officer & Assistant Clerk, Scudder
                                 Investor Services, Inc.
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director and Secretary, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. @
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial
                                 Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd. @@
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc. +
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.  @
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd.
                           Director, Scudder Investments Japan, Inc. +
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings Ltd.


         *        Two International Place, Boston, MA
         @        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada


                                       8

         @@@      Grand Cayman, Cayman Islands, British West Indies
         o        20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         xxx      Zurich Towers, 1400 American Ln., Schaumburg, IL
         @@       P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
         oo       One South Place, 5th Floor, London EC2M 2ZS England
         ooo      One Exchange Square, 29th Floor, Hong Kong
         +        Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku, Tokyo 105-0001
         X        Level 3, Five Blue Street, North Sydney, NSW 2060


Item 27.          Principal Underwriters.
--------          ----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

         (1)                               (2)                                     (3)

         Scudder Investor Services, Inc.   Position and Offices with               Positions and
         Name and Principal                Scudder Investor Services, Inc.         Offices with Registrant
         Business Address                  -------------------------------         -----------------------
         ----------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mark S. Casady                    President and Assistant Treasurer       None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      Trustee and President
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111



                                       9


         Scudder Investor Services, Inc.   Position and Offices with               Positions and
         Name and Principal                Scudder Investor Services, Inc.         Offices with Registrant
         Business Address                  -------------------------------         -----------------------
         ----------------
         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         John R. Hebble                    Assistant Treasurer                     Treasurer
         Two International Place
         Boston, MA  02110

         James J. McGovern                 Chief Financial Officer and Treasurer   None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Caroline Pearson                  Clerk                                   Assistant Secretary
         Two International Place
         Boston, MA  02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Trustee, Vice President
         345 Park Avenue                   Legal Officer and Assistant Clerk       and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110


Item 28.          Location of Accounts and Records
--------          --------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments Inc.., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29.          Management Services
--------          -------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on 28th day of July 2000.


                                        SCUDDER STATE TAX FREE TRUST

                                        By /s/ John Millette
                                           John Millette
                                           Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      July 28, 2000

/s/ Linda C. Coughlin
--------------------------------------
Linda C. Coughlin*                          Trustee and President (Chief                 July 28, 2000
                                            Executive Officer)

/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      July 28, 2000

/s/ Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler *                          Trustee                                      July 28, 2000

/s/ Keith R. Fox
--------------------------------------
Keith R. Fox*                               Trustee                                      July 28, 2000

/s/ Joan E. Spero
--------------------------------------
Joan E. Spero*                              Trustee                                      July 28, 2000

/s/ Jean Gleason Stromberg
--------------------------------------
Jean Gleason Stromberg *                    Trustee                                      July 28, 2000

/s/ Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      July 28, 2000

/s/ Steven Zaleznick
--------------------------------------
Steven Zaleznick*                           Trustee                                      July 28, 2000


/s/ John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Chief Financial Officer)          July 28, 2000


*By:     /s/ John Millette
       ------------------------------
         John Millette**,
         Secretary

**Attorney-in-fact pursuant to the powers of attorney filed herein.

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Henry P. Becton, Jr.                                                                   July 28, 2000
---------------------------------------
Henry P. Becton, Jr.                         Trustee/Director


                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Linda C. Coughlin                                                                      July 28, 2000
---------------------------------------
Linda C. Coughlin                            Trustee/Director


                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Dawn-Marie Driscoll                                                                    July 28, 2000
---------------------------------------
Dawn-Marie Driscoll                          Trustee/Director


                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.



SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Edgar R. Fiedler                                                                       July 28, 2000
---------------------------------------
Edgar R. Fiedler                             Trustee/Director


                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Keith R. Fox                                                                           July 28, 2000
---------------------------------------
Keith R. Fox                                 Trustee/Director

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Joan Edelman Spero                                                                     July 28, 2000
---------------------------------------
Joan Edelman Spero                           Trustee/Director

                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.



SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Jean Gleason Stromberg                                                                 July 28, 2000
---------------------------------------
Jean Gleason Stromberg                       Trustee/Director


                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.



SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Jean C. Tempel                                                                         July 28, 2000
---------------------------------------
Jean C. Tempel                               Trustee/Director



                                POWER OF ATTORNEY
                                -----------------

                         GLOBAL/INTERNATIONAL FUND, INC.
                                INVESTMENT TRUST
                        SCUDDER CALIFORNIA TAX FREE TRUST
                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                              SCUDDER INCOME TRUST
                        SCUDDER INTERNATIONAL FUND, INC.
                           SCUDDER MONEY MARKET TRUST
                             SCUDDER MUNICIPAL TRUST
                           SCUDDER MUTUAL FUNDS, INC.
                             SCUDDER PATHWAY SERIES
                             SCUDDER PORTFOLIO TRUST
                            SCUDDER SECURITIES TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST
                        SCUDDER U.S. TREASURY MONEY FUND
                               VALUE EQUITY TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint John Millette and Caroline Pearson and each of them, severally, or if more than one acts, a majority of them, his/her true and lawful attorney and agent to execute in his/her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Steven Zaleznick                                                                       July 28, 2000
---------------------------------------
Steven Zaleznick                             Trustee/Director


                                                               File No. 2-84021
                                                               File No. 811-3749


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 32
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 33

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                          SCUDDER STATE TAX FREE TRUST

                          SCUDDER STATE TAX FREE TRUST


                                  EXHIBIT INDEX

                                 Exhibit (h)(10)

                                   Exhibit (i)

                                   Exhibit (j)

                                 Exhibit (n)(1)

                                 Exhibit (n)(2)